Putnam Dynamic Asset Allocation Balanced Fund
The fund's portfolio
6/30/24 (Unaudited)

COMMON STOCKS (69.3%)(a)
	Shares	Value
Advertising and marketing services (0.1%)
Publicis Groupe SA (France)	12,343	$1,308,277
Trade Desk, Inc. (The) Class A(NON)	8,168	797,769

		2,106,046
Automotive (1.1%)
Aaron's Co., Inc. (The)	7,497	74,820
Blue Bird Corp.(NON)	6,873	370,111
Carvana Co.(NON)	4,436	571,002
Daimler Truck Holding AG (Germany)	6,864	273,082
Dana, Inc.	13,701	166,056
Ford Motor Co.	48,292	605,582
General Motors Co.	100,643	4,675,874
PACCAR, Inc.	5,541	570,391
PROG Holdings, Inc.	6,068	210,438
REV Group, Inc.	13,117	326,482
Stellantis NV (Italy)	35,177	692,298
Subaru Corp. (Japan)	59,100	1,258,823
Tesla, Inc.(NON)	41,911	8,293,348
Toyota Motor Corp. (Japan)	26,600	547,649
United Rentals, Inc.	3,935	2,544,883
Visteon Corp.(NON)	3,775	402,793
Volvo AB Class B (Sweden)	45,886	1,177,150

		22,760,782
Basic materials (3.3%)
AdvanSix, Inc.	4,459	102,200
Alcoa Corp.	14,207	565,154
American Woodmark Corp.(NON)	2,987	234,778
Andersons, Inc. (The)	5,062	251,075
AptarGroup, Inc.	4,043	569,295
ArcelorMittal SA (France)	45,273	1,032,147
Archer-Daniels-Midland Co.	76,383	4,617,352
Arcosa, Inc.	884	73,734
Arkema SA (France)	4,942	427,282
Atkore, Inc.	2,907	392,242
Avient Corp.	1,754	76,562
Axalta Coating Systems, Ltd.(NON)	16,253	555,365
Beacon Roofing Supply, Inc.(NON)	838	75,839
BHP Group, Ltd. (ASE Exchange) (Australia)	73,765	2,113,103
BHP Group, Ltd. (London Exchange) (Australia)	5,364	153,616
Boise Cascade Co.	3,345	398,791
Builders FirstSource, Inc.(NON)	11,047	1,529,015
CF Industries Holdings, Inc.	8,116	601,558
Cie de Saint-Gobain SA (France)	17,256	1,336,323
Clearwater Paper Corp.(NON)	1,531	74,208
Cleveland-Cliffs, Inc.(NON)	20,598	317,003
Commercial Metals Co.	1,402	77,096
Constellium SE (France)(NON)	18,597	350,553
Corteva, Inc.	66,739	3,599,902
CRH PLC	40,037	3,001,974
CRH PLC (London Exchange)	36,687	2,720,024
Dole PLC (Ireland)	16,368	200,344
Dow, Inc.	11,035	585,407
DuPont de Nemours, Inc.	30,025	2,416,712
Eastman Chemical Co.	26,285	2,575,141
Fortescue, Ltd. (Australia)	82,923	1,184,641
Fortune Brands Innovations, Inc.	9,248	600,565
Freeport-McMoRan, Inc.	100,832	4,900,435
Fresh Del Monte Produce, Inc.	5,790	126,512
Frontdoor, Inc.(NON)	11,762	397,438
Gibraltar Industries, Inc.(NON)	965	66,151
Glencore PLC (United Kingdom)	113,500	647,152
HeidelbergCement AG (Germany)	11,434	1,184,830
Holcim AG (Switzerland)	17,461	1,548,681
Huntsman Corp.	26,313	599,147
Ingevity Corp.(NON)	4,889	213,698
Innospec, Inc.	2,036	251,629
Janus International Group, Inc.(NON)	5,436	68,657
Kaiser Aluminum Corp.	709	62,321
Kingspan Group PLC (Ireland)	4,491	380,503
LightWave Logic, Inc.(NON)	16,899	50,528
Limbach Holdings, Inc.(NON)	1,689	96,155
Linde PLC	5,867	2,574,498
Louisiana-Pacific Corp.	6,602	543,543
LSB Industries, Inc.(NON)	9,403	76,917
LyondellBasell Industries NV Class A	6,323	604,858
Minerals Technologies, Inc.	4,019	334,220
Mosaic Co. (The)	21,039	608,027
Mueller Industries, Inc.	1,660	94,520
Nippon Sanso Holdings Corp. (Japan)	47,800	1,422,138
Northern Star Resources, Inc. (Australia)	16,947	145,629
Nucor Corp.	3,785	598,333
Orion SA (Luxembourg)	4,793	105,158
Packaging Corp. of America	3,277	598,249
PPG Industries, Inc.	20,243	2,548,391
Proto Labs, Inc.(NON)	2,226	68,761
Prysmian SpA (Italy)	42,409	2,612,772
Rio Tinto PLC (United Kingdom)	17,926	1,179,991
ROCKWOOL International A/S (Denmark)	815	330,310
Sherwin-Williams Co. (The)	8,637	2,577,540
Shin-Etsu Chemical Co., Ltd. (Japan)	42,500	1,653,087
Simpson Manufacturing Co., Inc.	1,343	226,336
Standex International Corp.	405	65,266
Steel Dynamics, Inc.	4,729	612,406
Sterling Construction Co., Inc.(NON)	3,759	444,840
Sylvamo Corp.	5,783	396,714
Tronox Holdings PLC	4,146	65,051
Tutor Perini Corp.(NON)	4,668	101,669
UFP Industries, Inc.	4,333	485,296
Vat Group AG (Switzerland)	474	266,794
Weyerhaeuser Co.(R)	31,264	887,585
Worthington Steel, Inc.	2,085	69,556
Yara International ASA (Norway)	3,235	93,170

		65,794,463
Building materials (0.3%)
AAON, Inc.	1,018	88,810
Apogee Enterprises, Inc.	4,469	280,810
JELD-WEN Holding, Inc.(NON)	14,862	200,191
Modine Manufacturing Co.(NON)	1,502	150,485
Mohawk Industries, Inc.(NON)	5,131	582,830
Owens Corning	3,284	570,496
Trane Technologies PLC	10,726	3,528,103

		5,401,725
Capital goods (2.9%)
A.O. Smith Corp.	7,698	629,542
ABB, Ltd. (Switzerland)	33,658	1,863,241
Adient PLC(NON)	3,177	78,504
Airbus SE (France)	6,289	867,163
Alamo Group, Inc.	355	61,415
Albany International Corp. Class A	864	72,965
Allegion PLC (Ireland)	5,116	604,455
American Axle & Manufacturing Holdings, Inc.(NON)	44,857	313,550
Applied Industrial Technologies, Inc.	1,883	365,302
Argan, Inc.	1,436	105,058
Atlas Copco AB Class A (Sweden)	35,096	661,430
BAE Systems PLC (United Kingdom)	23,647	394,845
Ball Corp.	28,257	1,695,985
Belden, Inc.	4,698	440,672
Boeing Co. (The)(NON)	6,008	1,093,516
Caterpillar, Inc.	1,886	628,227
Columbus McKinnon Corp./NY	1,859	64,210
Comfort Systems USA, Inc.	421	128,035
Crane Co.	4,107	595,433
Crown Holdings, Inc.	7,350	546,767
Cummins, Inc.	2,263	626,693
Curtiss-Wright Corp.	2,122	575,020
Dassault Aviation SA (France)	1,686	305,520
Deere & Co.	1,650	616,490
Donaldson Co., Inc.	8,286	592,946
Eaton Corp. PLC	1,767	554,043
Enviri Corp.(NON)	9,092	78,464
Federal Signal Corp.	809	67,689
Flowserve Corp.	12,131	583,501
Fortive Corp.	8,504	630,146
Franklin Electric Co., Inc.	797	76,767
GEA Group AG (Germany)	11,066	460,127
Gentex Corp.	18,108	610,421
Gentherm, Inc.(NON)	1,317	64,954
Graco, Inc.	3,515	278,669
HD Hyundai Electric Co., Ltd. (South Korea)	1,602	362,232
Hitachi, Ltd. (Japan)	49,000	1,104,532
Honeywell International, Inc.	20,131	4,298,773
Hyster-Yale Materials Handling, Inc.	2,184	152,290
Ingersoll Rand, Inc.	38,037	3,455,281
Interface, Inc.	6,362	93,394
ITT, Inc.	2,286	295,305
Johnson Controls International PLC	34,650	2,303,186
Legrand SA (France)	3,581	356,858
Lincoln Electric Holdings, Inc.	3,182	600,252
Lockheed Martin Corp.	4,000	1,868,400
Luminar Technologies, Inc.(NON)	74,084	110,385
Mitsubishi Electric Corp. (Japan)	99,000	1,582,600
Mueller Water Products, Inc. Class A	3,840	68,813
Northrop Grumman Corp.	8,979	3,914,395
O-I Glass, Inc.(NON)	6,295	70,063
Otis Worldwide Corp.	10,346	995,906
Parker Hannifin Corp.	1,118	565,496
Powell Industries, Inc.	2,094	300,280
RTX Corp.	34,630	3,476,506
Ryerson Holding Corp.	7,406	144,417
Schindler Holding AG (Switzerland)	2,035	509,902
Sembcorp Industries, Ltd. (Singapore)	21,400	75,665
Shyft Group, Inc. (The)	5,877	69,701
Smiths Group PLC (United Kingdom)	15,816	341,170
Steelcase, Inc. Class A	2,806	36,366
Stoneridge, Inc.(NON)	3,089	49,300
Tennant Co.	759	74,716
Terex Corp.	6,836	374,886
Textron, Inc.	6,711	576,206
Titan International, Inc.(NON)	8,670	64,245
TransDigm Group, Inc.	1,943	2,482,396
Veralto Corp.	6,005	573,297
Vertiv Holdings Co. Class A	58,631	5,075,686
Vinci SA (France)	25,315	2,663,006
Waste Connections, Inc.	12,672	2,222,162
Waste Management, Inc.	1,428	304,650
Watts Water Technologies, Inc. Class A	2,217	406,531

		59,351,014
Commercial and consumer services (2.6%)
Alarm.com Holdings, Inc.(NON)	1,059	67,289
Arrowhead Pharmaceuticals, Inc.(NON)	2,961	76,956
Automatic Data Processing, Inc.	33,039	7,886,079
Barrett Business Services, Inc.	2,172	71,176
Block, Inc. Class A(NON)	13,792	889,446
Booking Holdings, Inc.	2,215	8,774,723
BrightView Holdings, Inc.(NON)	7,615	101,280
Cimpress PLC (Ireland)(NON)	3,015	264,144
Compass Group PLC (United Kingdom)	75,490	2,055,292
Ecolab, Inc.	2,946	701,148
Equifax, Inc.	6,368	1,543,985
Euronet Worldwide, Inc.(NON)	5,359	554,657
Expedia Group, Inc.(NON)	32,177	4,053,980
Experian PLC (United Kingdom)	35,645	1,652,994
Global Payments, Inc.	12,285	1,187,960
Jardine Matheson Holdings, Ltd. (Hong Kong)	12,100	427,662
Laureate Education, Inc.	5,260	78,584
LegalZoom.com, Inc.(NON)	8,342	69,989
LiveRamp Holdings, Inc.(NON)	12,539	387,957
Mastercard, Inc. Class A	32,655	14,406,080
PayPal Holdings, Inc.(NON)	106,214	6,163,598
StoneCo., Ltd. Class A (Brazil)(NON)	27,190	326,008
Wolters Kluwer NV (Netherlands)	8,191	1,354,064

		53,095,051
Communication services (1.5%)
American Tower Corp.(R)	25,933	5,040,856
AT&T, Inc.	188,944	3,610,720
Charter Communications, Inc. Class A(NON)	7,549	2,256,849
Comcast Corp. Class A	198,764	7,783,598
Credo Technology Group Holding, Ltd.(NON)	4,017	128,303
Crown Castle, Inc.(R)	6,132	599,096
DigitalBridge Group, Inc.	5,178	70,939
InterDigital, Inc.	3,683	429,290
Iridium Communications, Inc.	19,259	512,675
KDDI Corp. (Japan)	55,600	1,473,413
Preformed Line Products Co.	459	57,164
T-Mobile US, Inc.	19,829	3,493,473
Telstra Group, Ltd. (Australia)	297,473	716,866
Verizon Communications, Inc.	95,504	3,938,585

		30,111,827
Communications equipment (0.1%)
arista Networks, Inc.(NON)	2,097	734,957
Motorola Solutions, Inc.	4,975	1,920,599
NETGEAR, Inc.(NON)	5,196	79,499
Viavi Solutions, Inc.(NON)	8,791	60,394

		2,795,449
Computers (4.5%)
8x8, Inc.(NON)	27,713	61,523
A10 Networks, Inc.	5,101	70,649
Adeia, Inc.	3,607	40,344
Agilysys, Inc.(NON)	2,041	212,550
Alkami Technology, Inc.(NON)	2,820	80,314
Altair Engineering, Inc. Class A(NON)	804	78,856
AppFolio, Inc. Class A(NON)	400	97,828
Apple, Inc.	357,856	75,371,631
Bandwidth, Inc. Class A(NON)	7,847	132,457
Calix, Inc.(NON)	2,194	77,733
Check Point Software Technologies, Ltd. (Israel)(NON)	1,700	280,500
Cisco Systems, Inc.	38,358	1,822,389
CommVault Systems, Inc.(NON)	4,391	533,814
CrowdStrike Holdings, Inc. Class A(NON)	1,888	723,463
Dropbox, Inc. Class A(NON)	27,290	613,206
Extreme Networks, Inc.(NON)	33,937	456,453
NetApp, Inc.	5,606	722,053
NetScout Systems, Inc.(NON)	3,629	66,374
PDF Solutions, Inc.(NON)	2,079	75,634
Phreesia, Inc.(NON)	9,052	191,902
Procore Technologies, Inc.(NON)	9,129	605,344
Qualys, Inc.(NON)	2,623	374,040
Rapid7, Inc.(NON)	6,956	300,708
ServiceNow, Inc.(NON)	844	663,949
Smartsheet, Inc. Class A(NON)	14,016	617,825
Snowflake, Inc. Class A(NON)	4,286	578,996
SS&C Technologies Holdings, Inc.	9,714	608,776
Super Micro Computer, Inc.(NON)	1,734	1,420,753
Synopsys, Inc.(NON)	5,790	3,445,397
Teradata Corp.(NON)	18,191	628,681
Weave Communications, Inc.(NON)	11,448	103,261
Yext, Inc.(NON)	27,731	148,361
Zoom Video Communications, Inc. Class A(NON)	9,834	582,074

		91,787,838
Conglomerates (0.8%)
3M Co.	78,660	8,038,265
AMETEK, Inc.	16,386	2,731,710
General Electric Co.	3,723	591,845
Marubeni Corp. (Japan)	39,000	728,508
Mitsubishi Corp. (Japan)	77,400	1,522,348
Mitsui & Co., Ltd. (Japan)	66,600	1,519,255
Siemens AG (Germany)	10,584	1,968,509
SPX Technologies, Inc.(NON)	653	92,817

		17,193,257
Consumer (0.2%)
Clorox Co. (The)	4,608	628,854
Kimberly-Clark Corp.	4,663	644,427
LVMH Moet Hennessy Louis Vuitton SA (France)	485	372,456
MSA Safety, Inc.	3,409	639,835
Pandora A/S (Denmark)	7,311	1,098,339

		3,383,911
Consumer staples (3.9%)
ACCO Brands Corp.	13,755	64,649
Asahi Group Holdings, Ltd. (Japan)	34,000	1,200,977
Auto Trader Group PLC (United Kingdom)	108,373	1,092,372
BellRing Brands, Inc.(NON)	1,749	99,938
Boston Beer Co., Inc. (The) Class A(NON)	2,078	633,894
Brink's Co. (The)	4,254	435,610
Cal-Maine Foods, Inc.	1,199	73,271
Cargurus, Inc.(NON)	12,166	318,749
Carlsberg A/S Class B (Denmark)	1,773	212,184
Chipotle Mexican Grill, Inc.(NON)	54,287	3,401,081
CK Hutchison Holdings, Ltd. (Hong Kong)	358,500	1,716,034
Coca-Cola Co. (The)	223,272	14,211,263
Coca-Cola Consolidated, Inc.	481	521,885
Coca-Cola Europacific Partners PLC (Spain)	15,424	1,123,947
Coca-Cola HBC AG (Italy)	29,949	1,017,658
Colgate-Palmolive Co.	56,067	5,440,742
CoreCivic, Inc.(NON)	6,559	85,136
Costco Wholesale Corp.	2,402	2,041,676
Danone SA (France)	11,714	714,906
Dave & Buster's Entertainment, Inc.(NON)	1,410	56,132
DoorDash, Inc. Class A(NON)	5,937	645,827
Etsy, Inc.(NON)	9,635	568,272
Eventbrite, Inc. Class A(NON)	30,022	145,306
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	3,564	317,602
Hudson Technologies, Inc.(NON)	7,743	68,061
Imperial Brands PLC (United Kingdom)	56,530	1,447,384
Ingles Markets, Inc. Class A	904	62,023
Insperity, Inc.	713	65,033
Inter Parfums, Inc.	2,596	301,214
ITOCHU Corp. (Japan)	22,100	1,084,394
Itron, Inc.(NON)	4,488	444,132
Jeronimo Martins SGPS SA (Portugal)	3,841	75,006
Kenvue, Inc.	47,411	861,932
Koninklijke Ahold Delhaize NV (Netherlands)	37,505	1,106,983
Korn Ferry	3,705	248,754
L'Oreal SA (France)	2,719	1,195,583
Maplebear, Inc.(NON)	17,193	552,583
McDonald's Corp.	2,341	596,580
MediaAlpha, Inc. Class A(NON)	7,383	97,234
Molson Coors Beverage Co. Class B	11,088	563,603
Monster Beverage Corp.(NON)	14,831	740,808
Nestle SA (Switzerland)	13,936	1,422,553
Nissin Food Products Co., Ltd. (Japan)	26,100	662,164
Opendoor Technologies, Inc.(NON)	52,955	97,437
Philip Morris International, Inc.	56,953	5,771,048
Procter & Gamble Co. (The)	37,810	6,235,626
Reckitt Benckiser Group PLC (United Kingdom)	2,700	145,703
Recruit Holdings Co., Ltd. (Japan)	30,500	1,641,472
Resideo Technologies, Inc.(NON)	6,798	132,969
Robert Half, Inc.	9,619	615,424
Sally Beauty Holdings, Inc.(NON)	6,229	66,837
Simply Good Foods Co. (The)(NON)	6,063	219,056
Starbucks Corp.	8,038	625,758
Sysco Corp.	8,008	571,691
Tesco PLC (United Kingdom)	486,069	1,881,806
Turning Point Brands, Inc.	2,083	66,843
Uber Technologies, Inc.(NON)	138,235	10,046,920
Ulta Beauty, Inc.(NON)	1,491	575,332
Unilever PLC (United Kingdom)	22,984	1,265,445
United Natural Foods, Inc.(NON)	5,491	71,932
Upwork, Inc.(NON)	31,629	340,012
USANA Health Sciences, Inc.(NON)	1,564	70,755
WH Group, Ltd. (Hong Kong)	516,000	339,482

		78,516,683
Electronics (6.5%)
Advanced Micro Devices, Inc.(NON)	22,783	3,695,630
Allied Motion Technologies, Inc.	1,477	37,324
Ambarella, Inc.(NON)	5,964	321,758
Atmus Filtration Technologies, Inc.(NON)	4,857	139,784
Broadcom, Inc.	9,131	14,660,095
CEVA, Inc.(NON)	3,657	70,544
EnerSys	3,596	372,258
ESCO Technologies, Inc.	1,048	110,082
Garmin, Ltd.	3,690	601,175
Hon Hai Precision Industry Co., Ltd. (Taiwan)	192,000	1,258,595
Hoya Corp. (Japan)	27,800	3,252,814
Keyence Corp. (Japan)	2,600	1,147,056
Keysight Technologies, Inc.(NON)	4,387	599,922
Mesa Laboratories, Inc.	720	62,474
Monolithic Power Systems, Inc.	798	655,701
NKT A/S (Denmark)(NON)	7,833	682,471
nVent Electric PLC (United Kingdom)	7,625	584,151
NVIDIA Corp.	594,856	73,488,510
NXP Semiconductors NV	12,556	3,378,694
Photronics, Inc.(NON)	2,844	70,161
Qorvo, Inc.(NON)	5,866	680,691
Qualcomm, Inc.	75,368	15,011,799
Rambus, Inc.(NON)	9,047	531,602
Rockwell Automation, Inc.	2,332	641,953
Samsung Electronics Co., Ltd. (Preference) (South Korea)	55,747	2,560,028
Sanmina Corp.(NON)	1,114	73,803
Silicon Laboratories, Inc.(NON)	3,270	361,760
STMicroelectronics NV (France)	25,836	1,007,503
Synaptics, Inc.(NON)	1,464	129,125
TD SYNNEX Corp.	4,534	523,224
Thales SA (France)	10,134	1,628,375
Trimble Inc.(NON)	33,345	1,864,652
TTM Technologies, Inc.(NON)	12,208	237,201
Vicor Corp.(NON)	2,565	85,055
Vontier Corp.	38,066	1,454,121

		131,980,091
Energy (2.5%)
Alpha Metallurgical Resources, Inc.	1,267	355,432
Baker Hughes Co.	18,589	653,775
BP PLC (United Kingdom)	517,033	3,115,373
California Resources Corp.	1,598	85,046
Cenovus Energy, Inc. (Canada)	32,202	632,953
Cheniere Energy, Inc.	44,924	7,854,063
Chevron Corp.	4,073	637,099
ConocoPhillips	35,684	4,081,535
CONSOL Energy, Inc.(NON)	4,035	411,691
Coterra Energy, Inc.	22,757	606,929
DCC PLC (Ireland)	4,950	346,959
Delek US Holdings, Inc.	2,596	64,277
Devon Energy Corp.	12,815	607,431
DMC Global, Inc.(NON)	3,656	52,720
DNOW, Inc.(NON)	19,990	274,463
Eneos Holdings, Inc. (Japan)	62,900	324,397
Enphase Energy, Inc.(NON)	4,542	452,883
Equinor ASA (Norway)	50,383	1,439,578
Exxon Mobil Corp.	83,215	9,579,711
Golar LNG, Ltd. (Norway)	3,432	107,593
HF Sinclair Corp.	10,835	577,939
INPEX Corp. (Japan)	18,900	279,096
Marathon Petroleum Corp.	21,628	3,752,025
Murphy Oil Corp.	12,200	503,128
Newpark Resources, Inc.(NON)	11,100	92,241
Oceaneering International, Inc.(NON)	3,291	77,865
Par Pacific Holdings, Inc.(NON)	10,325	260,706
PBF Energy, Inc. Class A	8,727	401,617
Peabody Energy Corp.	16,168	357,636
Repsol SA (Spain)	22,205	349,997
Schlumberger, Ltd.	18,775	885,805
Shell PLC (United Kingdom)(Euronext Amsterdam Exchange)	98,099	3,524,271
Shell PLC (United Kingdom)(London Exchange)	12,783	459,388
SM Energy Co.	4,633	200,285
SunCoke Energy, Inc.	11,540	113,092
Targa Resources Corp.	5,241	674,936
TechnipFMC PLC (United Kingdom)	24,921	651,684
TotalEnergies SE (France)	6,248	416,423
US Silica Holdings, Inc.(NON)	24,261	374,832
Valero Energy Corp.	23,279	3,649,216
Warrior Met Coal, Inc.	6,004	376,871
Weatherford International PLC(NON)	4,934	604,168

		50,267,129
Entertainment (0.1%)
Daktronics, Inc.(NON)	9,179	128,047
Live Nation Entertainment, Inc.(NON)	16,436	1,540,711
Panasonic Holdings Corp. (Japan)	12,700	104,342
Sony Group Corp. (Japan)	10,600	900,703
Xperi, Inc.(NON)	7,905	64,900

		2,738,703
Financials (9.0%)
3i Group PLC (United Kingdom)	40,891	1,576,913
AerCap Holdings NV (Ireland)	1,200	111,840
Affiliated Managers Group, Inc.	3,650	570,240
AIA Group, Ltd. (Hong Kong)	182,600	1,238,202
AIB Group PLC (Ireland)	58,819	309,894
Alexander & Baldwin, Inc.(R)	7,831	132,814
Allianz SE (Germany)	3,187	885,490
Allstate Corp. (The)	3,878	619,161
Ally Financial, Inc.	15,651	620,875
Amalgamated Financial Corp.	3,223	88,310
American Assets Trust, Inc.(R)	3,303	73,921
American Express Co.	2,799	648,108
American Financial Group, Inc.	4,736	582,623
American International Group, Inc.	50,136	3,722,096
Ameriprise Financial, Inc.	1,388	592,940
Anywhere Real Estate, Inc.(NON)	36,065	119,375
Apollo Global Management, Inc.	26,068	3,077,849
Apple Hospitality REIT, Inc.(R)	4,691	68,207
Associated Banc-Corp.	3,373	71,339
AvalonBay Communities, Inc.(R)	3,143	650,255
AXA SA (France)	118,890	3,914,730
Axis Capital Holdings, Ltd.	8,170	577,211
Axos Financial, Inc.(NON)	7,886	450,685
Banco Bilbao Vizcaya Argentaria SA (Spain)	146,904	1,465,561
Banco Latinoamericano de Comercio Exterior SA (Panama)	2,848	84,500
Banco Santander SA (Spain)	316,644	1,467,599
Bank Hapoalim MB (Israel)	77,253	682,036
Bank of America Corp.	210,202	8,359,734
Bank of Ireland Group PLC (Ireland)	135,315	1,409,667
Bank of New York Mellon Corp. (The)	69,916	4,187,269
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	4,860	170,683
Banner Corp.	5,972	296,450
Berkshire Hathaway, Inc. Class B(NON)	4,657	1,894,468
Berkshire Hills Bancorp, Inc.	4,054	92,431
BlackRock, Inc.	733	577,106
Bread Financial Holdings, Inc.	9,574	426,617
BrightSpire Capital, Inc.(R)	23,166	132,046
Brixmor Property Group, Inc.(R)	27,986	646,197
Broadstone Net Lease, Inc.(R)	4,582	72,716
Capital One Financial Corp.	36,729	5,085,130
CareTrust REIT, Inc. R	1,415	35,517
Cathay General Bancorp	11,002	414,995
CBRE Group, Inc. Class A(NON)	7,002	623,948
Central Pacific Financial Corp.	5,114	108,417
Charles Schwab Corp. (The)	56,647	4,174,317
Chimera Investment Corp.(R)	5,838	74,726
Chubb, Ltd.	2,398	611,682
Cipher Mining, Inc.(NON)	18,144	75,298
Citigroup, Inc.	241,093	15,299,762
Citizens Financial Group, Inc.	17,740	639,172
CME Group, Inc.	10,742	2,111,878
CNO Financial Group, Inc.	14,906	413,194
Commonwealth Bank of Australia (Australia)	1,447	122,840
COPT Defense Properties(R)	2,914	72,937
Corebridge Financial, Inc.	20,484	596,494
CoStar Group, Inc.(NON)	16,488	1,222,420
CrossFirst Bankshares, Inc.(NON)	3,096	43,406
Cushman & Wakefield PLC(NON)	17,314	180,066
Customers Bancorp, Inc.(NON)	6,763	324,489
Danske Bank A/S (Denmark)	2,794	83,181
DBS Group Holdings, Ltd. (Singapore)	46,870	1,235,056
Deutsche Boerse AG (Germany)	6,024	1,231,393
Eastern Bankshares, Inc.	5,080	71,018
Elme Communities(R)	4,622	73,628
Empire State Realty Trust, Inc. Class A(R)	7,387	69,290
Enova International, Inc.(NON)	5,379	334,843
Enstar Group, Ltd.(NON)	246	75,202
Enterprise Financial Services Corp.	4,464	182,622
EPR Properties(R)	13,867	582,137
Equitable Holdings, Inc.	68,342	2,792,454
Equity Residential(R)	9,254	641,672
Erste Group Bank AG (Czech Republic)	17,187	813,995
Essent Group, Ltd.	1,374	77,205
Eurazeo SE (France)	2,114	169,181
Euronext NV (France)	18,600	1,717,125
Everest Group, Ltd.	1,599	609,251
Exor NV (Netherlands)	3,258	339,554
FB Financial Corp.	3,876	151,280
Fidelis Insurance Holdings, Ltd. (United Kingdom)	5,266	85,888
First BanCorp/Puerto Rico (Puerto Rico)	23,320	426,523
First Financial Corp./IN	1,575	58,086
First Industrial Realty Trust, Inc.(R)	13,022	618,675
Gaming and Leisure Properties, Inc.(R)	44,079	1,992,812
Genworth Financial, Inc. Class A(NON)	65,817	397,535
Globe Life, Inc.	6,977	574,068
Goldman Sachs Group, Inc. (The)	9,741	4,406,049
Goodman Group (Australia)(R)	21,347	491,972
Hamilton Insurance Group, Ltd. Class B (Bermuda)(NON)	7,985	132,950
Hancock Whitney Corp.	9,800	468,734
Hanmi Financial Corp.	5,499	91,943
Heritage Commerce Corp.	8,042	69,965
Hilltop Holdings, Inc.	9,813	306,951
Hope Bancorp, Inc.	13,229	142,079
Horace Mann Educators Corp.	4,970	162,121
HSBC Holdings PLC (United Kingdom)	192,349	1,664,587
Huntington Bancshares, Inc./OH	45,056	593,838
Independent Bank Corp./MI	2,567	69,309
Intercontinental Exchange, Inc.	4,365	597,525
International Bancshares Corp.	1,170	66,936
Intesa Sanpaolo SpA (Italy)	206,327	770,408
Investor AB Class B (Sweden)	60,543	1,662,017
Jackson Financial, Inc. Class A	6,603	490,339
James River Group Holdings, Ltd. (Bermuda)	8,343	64,491
Japan Exchange Group, Inc. (Japan)	45,400	1,064,279
Jefferies Financial Group, Inc.	12,983	646,034
JPMorgan Chase & Co.	55,691	11,264,062
Kite Realty Group Trust(R)	9,021	201,890
Klepierre SA (France)(R)	26,018	697,165
Ladder Capital Corp.(R)	6,492	73,295
Lloyds Banking Group PLC (United Kingdom)	2,445,377	1,694,181
Loews Corp.	8,071	603,227
London Stock Exchange Group PLC (United Kingdom)	10,669	1,264,670
LPL Financial Holdings, Inc.	2,083	581,782
Marsh & McLennan Cos., Inc.	2,763	582,219
Merchants Bancorp/IN	1,713	69,445
MetLife, Inc.	81,863	5,745,964
MFA Financial, Inc.(R)	6,412	68,224
MGIC Investment Corp.	28,057	604,628
Mid-America Apartment Communities, Inc.(R)	4,435	632,475
Mitsubishi UFJ Financial Group, Inc. (Japan)	192,500	2,076,865
Mizrahi Tefahot Bank, Ltd. (Israel)	14,525	491,594
Morgan Stanley	6,329	615,116
Mr. Cooper Group, Inc.(NON)	5,852	475,358
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	3,487	1,743,621
National Australia Bank, Ltd. (Australia)	12,333	297,768
National Bank Holdings Corp. Class A	2,037	79,545
National Health Investors, Inc.(R)	3,579	242,406
Navient Corp.	11,237	163,611
NexPoint Residential Trust, Inc.(R)	2,386	94,271
NMI Holdings, Inc. Class A(NON)	7,334	249,649
NN Group NV (Netherlands)	10,512	488,962
Nomura Holdings, Inc. (Japan)	226,200	1,305,175
Nordea Bank ABP (Finland)	118,812	1,415,986
Northern Trust Corp.	33,985	2,854,060
NU Holdings, Ltd./Cayman Islands Class A (Brazil)(NON)	51,874	668,656
OceanFirst Financial Corp.	6,764	107,480
OFG Bancorp (Puerto Rico)	6,163	230,804
OneMain Holdings, Inc.	6,856	332,447
Outfront Media, Inc.(R)	4,628	66,180
Oversea-Chinese Banking Corp., Ltd. (Singapore)	110,600	1,176,256
PagSeguro Digital, Ltd. Class A (Brazil)(NON)	5,896	68,924
Park Hotels & Resorts, Inc.	37,431	560,716
Pathward Financial, Inc.	5,245	296,710
PennyMac Financial Services, Inc.	2,103	198,944
Persimmon PLC (United Kingdom)	72,426	1,231,050
Piedmont Office Realty Trust, Inc. Class A(R)	9,739	70,608
PNC Financial Services Group, Inc. (The)	22,064	3,430,511
Preferred Bank/Los Angeles CA	2,424	182,988
Premier Financial Corp.	3,722	76,152
Principal Financial Group, Inc.	7,796	611,596
Progressive Corp. (The)	2,846	591,143
Prudential PLC (United Kingdom)	72,543	658,103
Public Storage(R)	2,194	631,104
QBE Insurance Group, Ltd. (Australia)	18,859	218,707
Reinsurance Group of America, Inc.	6,116	1,255,431
Renasant Corp.	2,290	69,937
Retail Opportunity Investments Corp.(R)	12,344	153,436
RLJ Lodging Trust(R)	32,619	314,121
RMR Group, Inc. (The) Class A	2,375	53,675
Sandy Spring Bancorp, Inc.	2,947	71,789
SEI Investments Co.	9,232	597,218
Sekisui Chemical Co., Ltd. (Japan)	17,400	241,550
Simon Property Group, Inc.(R)	37,922	5,756,560
SITE Centers Corp.(R)	5,055	73,298
State Street Corp.	24,802	1,835,348
StoneX Group, Inc.(NON)	4,170	314,043
Sumitomo Mitsui Financial Group, Inc. (Japan)	17,100	1,143,807
Sunstone Hotel Investors, Inc.(R)	34,860	364,636
Synchrony Financial	14,355	677,412
Talanx AG (Germany)	2,505	200,007
Tanger, Inc.(R)	2,418	65,552
Taylor Morrison Home Corp.(NON)	8,614	477,560
Travelers Cos., Inc. (The)	2,880	585,619
Trustmark Corp.	7,803	234,402
UniCredit SpA (Italy)	33,805	1,259,589
Universal Insurance Holdings, Inc.	3,677	68,981
Univest Financial Corp.	3,306	75,476
Unum Group	11,704	598,191
Urban Edge Properties(R)	20,534	379,263
Veritex Holdings, Inc.	8,145	171,778
Virtu Financial, Inc. Class A	26,165	587,404
Virtus Investment Partners, Inc.	911	205,749
Visa, Inc. Class A	21,453	5,630,769
Vornado Realty Trust(R)	69,598	1,829,731
Webster Financial Corp.	14,866	648,009
Wells Fargo & Co.	9,819	583,150
Westamerica Bancorp	1,414	68,621
Willis Towers Watson PLC	2,462	645,389
WSFS Financial Corp.	1,654	77,738
Xenia Hotels & Resorts, Inc.(R)	2,430	34,822
Zions Bancorp NA	14,776	640,835
Zurich Insurance Group AG (Switzerland)	2,183	1,161,378

		181,503,614
Gaming and lottery (0.3%)
Aristocrat Leisure, Ltd. (Australia)	42,773	1,414,255
DraftKings, Inc. Class A(NON)	54,390	2,076,066
Golden Entertainment, Inc.	2,936	91,339
International Game Technology PLC	20,443	418,264
La Francaise des Jeux SAEM (France)	7,931	269,244
Las Vegas Sands Corp.	14,334	634,280
Light & Wonder, Inc.(NON)	5,931	622,043
Red Rock Resorts, Inc. Class A	6,957	382,148

		5,907,639
Health care (8.4%)
10x Genomics, Inc. Class A(NON)	22,994	447,233
Abbott Laboratories	27,235	2,829,989
AbbVie, Inc.	63,817	10,945,892
ACADIA Pharmaceuticals, Inc.(NON)	25,361	412,116
ACELYRIN, Inc.(NON)	17,528	77,298
Adaptive Biotechnologies Corp.(NON)	23,492	85,041
Addus HomeCare Corp.(NON)	719	83,483
Agenus, Inc.(NON)	5,135	86,011
Alkermes PLC(NON)	2,977	71,746
Alnylam Pharmaceuticals, Inc.(NON)	3,893	945,999
Amgen, Inc.	2,030	634,274
AngioDynamics, Inc.(NON)	11,851	71,699
Arcellx, Inc.(NON)	5,908	326,063
Arcturus Therapeutics Holdings, Inc.(NON)	9,002	219,199
Arvinas, Inc.(NON)	8,385	223,209
AstraZeneca PLC (United Kingdom)	33,943	5,291,578
AstraZeneca PLC (Rights) (United Kingdom)(F)	2,325	7,115
AstraZeneca PLC CVR (Rights) (United Kingdom)(F)	4,444	1,333
AstraZeneca PLC ADR (United Kingdom)	49,078	3,827,593
AtriCure, Inc.(NON)	5,884	133,979
Avanos Medical, Inc.(NON)	3,659	72,887
Axogen, Inc.(NON)	8,224	59,542
Becton, Dickinson and Co.	13,569	3,171,211
Bio-Rad Laboratories, Inc. Class A(NON)	2,124	580,086
BioCryst Pharmaceuticals, Inc.(NON)	15,657	96,760
Biohaven, Ltd.(NON)	10,280	356,819
Blueprint Medicines Corp.(NON)	755	81,374
Boston Scientific Corp.(NON)	102,676	7,907,079
Bristol-Myers Squibb Co.	52,703	2,188,756
Cardinal Health, Inc.	6,370	626,298
Castle Biosciences, Inc.(NON)	4,502	98,009
Catalyst Pharmaceuticals, Inc.(NON)	5,050	78,225
Chugai Pharmaceutical Co., Ltd. (Japan)	24,600	878,142
Cigna Group (The)	23,956	7,919,134
Corcept Therapeutics, Inc.(NON)	4,460	144,905
Cullinan Oncology, Inc.(NON)	3,912	68,225
CVS Health Corp.	10,534	622,138
Daiichi Sankyo Co., Ltd. (Japan)	2,800	97,814
Danaher Corp.	13,312	3,326,003
Demant A/S (Denmark)(NON)	11,023	476,419
Denali Therapeutics, Inc.(NON)	4,032	93,623
Dexcom, Inc.(NON)	25,997	2,947,540
Dyne Therapeutics, Inc.(NON)	5,587	197,165
Edwards Lifesciences Corp.(NON)	6,935	640,586
Elanco Animal Health, Inc.(NON)	32,797	473,261
Elevance Health, Inc.	1,155	625,848
Eli Lilly and Co.	25,350	22,951,383
Enanta Pharmaceuticals, Inc.(NON)	4,659	60,427
Eurofins Scientific (Luxembourg)	1,372	68,211
Exelixis, Inc.(NON)	53,525	1,202,707
Fate Therapeutics, Inc.(NON)	33,812	110,903
Fresenius SE & Co. KGaA (Germany)(NON)	23,848	712,305
FUJIFILM Holdings Corp. (Japan)	28,300	665,333
Glaukos Corp.(NON)	1,159	137,168
GSK PLC (United Kingdom)	141,920	2,735,212
HCA Healthcare, Inc.	1,922	617,500
Health Catalyst, Inc.(NON)	12,684	81,051
HealthEquity, Inc.(NON)	1,037	89,389
Hologic, Inc.(NON)	7,928	588,654
IDEXX Laboratories, Inc.(NON)	3,203	1,560,502
ImmunityBio, Inc.(NON)	37,268	235,534
Immunovant, Inc.(NON)	12,760	336,864
Inari Medical, Inc.(NON)	1,603	77,184
Incyte Corp.(NON)	33,155	2,009,856
Inhibrx Biosciences, Inc.(NON)	4,187	59,330
Insmed, Inc.(NON)	2,566	171,922
Insulet Corp.(NON)	3,124	630,423
Intuitive Surgical, Inc.(NON)	10,182	4,529,463
Ipsen SA (France)	2,875	351,892
Ironwood Pharmaceuticals, Inc.(NON)	53,662	349,876
iTeos Therapeutics, Inc.(NON)	6,123	90,865
Johnson & Johnson	4,325	632,142
Keros Therapeutics, Inc.(NON)	2,246	102,642
Kiniksa Pharmaceuticals International PLC(NON)(FWC)	7,021	131,082
Lantheus Holdings, Inc.(NON)	6,085	488,565
Lexeo Therapeutics, Inc.(NON)	2,623	42,073
LivaNova PLC (United Kingdom)(NON)	5,543	303,867
Lonza Group AG (Switzerland)	4,721	2,565,649
M3, Inc. (Japan)	29,500	283,273
MacroGenics, Inc.(NON)	18,298	77,767
McKesson Corp.	10,265	5,995,171
Medpace Holdings, Inc.(NON)	1,440	593,064
Medtronic PLC	7,433	585,051
Merck & Co., Inc.	106,642	13,202,279
Merck KGaA (Germany)	3,973	658,346
Neumora Therapeutics, Inc.(NON)	15,973	157,015
Neurocrine Biosciences, Inc.(NON)	4,763	655,722
Novartis AG (Switzerland)	27,523	2,948,605
Novo Nordisk A/S Class B (Denmark)	41,262	5,894,531
Nurix Therapeutics, Inc.(NON)	10,345	215,900
Nuvation Bio, Inc.(NON)	26,017	75,970
Olympus Corp. (Japan)	8,600	138,356
Ono Pharmaceutical Co., Ltd. (Japan)	28,100	383,692
Option Care Health, Inc.(NON)	11,426	316,500
OraSure Technologies, Inc.(NON)	24,629	104,920
PetIQ, Inc.(NON)	4,246	93,667
PTC Therapeutics, Inc.(NON)	11,028	337,236
QIAGEN NV (Netherlands)	13,558	557,098
Quanterix Corp.(NON)	5,623	74,280
Regeneron Pharmaceuticals, Inc.(NON)	7,930	8,334,668
Roche Holding AG (Switzerland)	859	238,385
RxSight, Inc.(NON)	6,372	383,403
Sabra Health Care REIT, Inc.(R)	16,907	260,368
Sandoz Group AG (Switzerland)	28,708	1,038,671
Sanofi SA (France)	20,563	1,976,543
Schrodinger, Inc.(NON)	3,298	63,783
Select Medical Holdings Corp.	10,581	370,970
Semler Scientific, Inc.(NON)	1,387	47,713
Shionogi & Co., Ltd. (Japan)	9,600	375,485
Solventum Corp.(NON)	11,169	590,617
Sonic Healthcare, Ltd. (Australia)	12,951	226,120
Stryker Corp.	1,778	604,965
Sutro Biopharma, Inc.(NON)	17,811	52,186
Teladoc Health, Inc.(NON)	29,667	290,143
Tenet Healthcare Corp.(NON)	4,484	596,507
TG Therapeutics, Inc.(NON)	7,237	128,746
Thermo Fisher Scientific, Inc.	9,222	5,099,766
Ultragenyx Pharmaceutical, Inc.(NON)	14,599	600,019
UnitedHealth Group, Inc.	13,961	7,109,779
Vertex Pharmaceuticals, Inc.(NON)	3,538	1,658,331
Vir Biotechnology, Inc.(NON)	17,223	153,285
Voyager Therapeutics, Inc.(NON)	11,598	91,740
Wave Life Sciences, Ltd.(NON)	17,697	88,308
West Pharmaceutical Services, Inc.	937	308,638
Xencor, Inc.(NON)	15,166	287,092
Y-mAbs Therapeutics, Inc.(NON)	5,723	69,134
ZimVie, Inc.(NON)	6,570	119,903

		169,752,384
Homebuilding (0.4%)
Forestar Group, Inc.(NON)	6,201	198,370
Hovnanian Enterprises, Inc. Class A(NON)	1,726	244,954
KB Home	5,408	379,533
Lennar Corp. Class A	3,739	560,364
M/I Homes, Inc.(NON)	3,261	398,299
Meritage Homes Corp.	944	152,786
PulteGroup, Inc.	48,982	5,392,918
Taylor Wimpey PLC (United Kingdom)	116,620	208,393
Toll Brothers, Inc.	5,091	586,381
TRI Pointe Homes, Inc.(NON)	11,350	422,788

		8,544,786
Household furniture and appliances (—%)
Hoshizaki Corp. (Japan)	4,200	133,598
Rational AG (Germany)	323	269,243

		402,841
Leisure (—%)
MasterCraft Boat Holdings, Inc.(NON)	3,561	67,232

		67,232
Lodging/Tourism (0.3%)
Accor SA (France)	25,570	1,054,234
Hilton Worldwide Holdings, Inc.	16,298	3,556,224
Host Hotels & Resorts, Inc.(R)	32,507	584,476
InterContinental Hotels Group PLC (United Kingdom)	9,764	1,023,681
Ryman Hospitality Properties, Inc.(R)	4,505	449,869

		6,668,484
Media (0.8%)
Netflix, Inc.(NON)	21,757	14,683,364
Universal Music Group NV (Netherlands)	76,135	2,256,893

		16,940,257
Publishing (0.1%)
S&P Global, Inc.	4,803	2,142,138
TOPPAN Holdings, Inc. (Japan)	22,800	631,087

		2,773,225
Retail (4.7%)
Abercrombie & Fitch Co. Class A(NON)	3,230	574,423
Amazon.com, Inc.(NON)	261,013	50,440,762
American Eagle Outfitters, Inc.	10,704	213,652
Associated British Foods PLC (United Kingdom)	27,202	846,487
AutoZone, Inc.(NON)	220	652,102
BJ's Wholesale Club Holdings, Inc.(NON)	22,683	1,992,475
BlueLinx Holdings, Inc.(NON)	1,701	158,346
Buckle, Inc. (The)	1,702	62,872
Caleres, Inc.	2,097	70,459
Crocs, Inc.(NON)	4,088	596,603
Designer Brands, Inc. Class A	7,439	50,808
Dillard's, Inc. Class A	892	392,828
Dollar Tree, Inc.(NON)	5,290	564,813
Fast Retailing Co., Ltd. (Japan)	3,400	862,559
G-III Apparel Group, Ltd.(NON)	2,558	69,245
GMS, Inc.(NON)	4,466	360,004
Home Depot, Inc. (The)	10,444	3,595,242
Industria de Diseno Textil SA (Spain)	34,078	1,684,053
J. Jill, Inc.	2,185	76,409
Lululemon Athletica, Inc. (Canada)(NON)	5,833	1,742,317
Next PLC (United Kingdom)	5,861	670,224
O'Reilly Automotive, Inc.(NON)	4,717	4,981,435
Ross Stores, Inc.	14,109	2,050,320
Target Corp.	21,444	3,174,569
TJX Cos., Inc. (The)	14,168	1,559,897
Upbound Group, Inc.	1,013	31,099
Urban Outfitters, Inc.(NON)	1,807	74,177
Walmart, Inc.	265,343	17,966,375

		95,514,555
Semiconductor (1.1%)
Applied Materials, Inc.	25,608	6,043,232
ASML Holding NV (Netherlands)	6,642	6,852,535
Axcelis Technologies, Inc.(NON)	701	99,675
Disco Corp. (Japan)	3,300	1,264,477
KLA Corp.	4,368	3,601,460
Lam Research Corp.	777	827,388
MaxLinear, Inc.(NON)	15,392	309,995
Renesas Electronics Corp. (Japan)	111,000	2,095,794
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	44,000	1,308,626

		22,403,182
Software (6.0%)
Adobe, Inc.(NON)	16,713	9,284,740
Amdocs, Ltd.	7,580	598,214
Atlassian Corp. Class A(NON)	3,987	705,221
Autodesk, Inc.(NON)	2,680	663,166
Blackline, Inc.(NON)	3,402	164,827
Cadence Design Systems, Inc.(NON)	38,816	11,945,624
Domo, Inc. Class B(NON)	14,752	113,885
F5, Inc.(NON)	3,780	651,029
Guidewire Software, Inc.(NON)	4,747	654,564
HubSpot, Inc.(NON)	3,569	2,104,961
Manhattan Associates, Inc.(NON)	2,695	664,803
Microsoft Corp.	171,766	76,770,814
MicroStrategy, Inc. Class A(NON)	184	253,456
Nexon Co., Ltd. (Japan)	7,500	139,291
Oracle Corp.	56,943	8,040,351
Paycom Software, Inc.	4,287	613,212
Pegasystems, Inc.	9,123	552,215
PROS Holdings, Inc.(NON)	5,824	166,858
ROBLOX Corp. Class A(NON)	13,912	517,666
SAP SE (Germany)	992	201,411
Square Enix Holdings Co., Ltd. (Japan)	10,900	327,419
TIS, Inc. (Japan)	14,100	272,715
Veeva Systems, Inc. Class A(NON)	23,779	4,351,795
Workday, Inc. Class A(NON)	2,893	646,759

		120,404,996
Technology (0.1%)
Amkor Technology, Inc.	7,268	290,865
SoftBank Group Corp. (Japan)	11,600	756,263

		1,047,128
Technology services (4.5%)
Accenture PLC Class A	2,159	655,062
Alphabet, Inc. Class A	139,073	25,332,147
Alphabet, Inc. Class C	95,081	17,439,757
DocuSign, Inc.(NON)	27,983	1,497,091
eBay, Inc.	11,364	610,474
Fair Isaac Corp.(NON)	1,481	2,204,705
GoDaddy, Inc. Class A(NON)	4,313	602,569
HealthStream, Inc.	3,273	91,317
Integral Ad Science Holding Corp.(NON)	14,869	144,527
Leidos Holdings, Inc.	3,970	579,144
Maximus, Inc.	851	72,931
Meta Platforms, Inc. Class A	58,148	29,319,384
Pinterest, Inc. Class A(NON)	14,014	617,597
Prosus NV (China)	21,815	772,801
Q2 Holdings, Inc.(NON)	2,075	125,185
Roku, Inc.(NON)	10,277	615,901
Salesforce, Inc.	25,536	6,565,306
Spotify Technology SA (Sweden)(NON)	6,450	2,023,946
Unisys Corp.(NON)	26,802	110,692
VeriSign, Inc.(NON)	3,285	584,073
Western Union Co. (The)	47,058	575,049
Xerox Holdings Corp.	7,847	91,182

		90,630,840
Textiles (0.1%)
Deckers Outdoor Corp.(NON)	645	624,328
Hermes International (France)	706	1,625,004

		2,249,332
Tire and rubber (—%)
Goodyear Tire & Rubber Co. (The)(NON)	6,208	70,461

		70,461
Toys (0.1%)
JAKKS Pacific, Inc.(NON)	3,081	55,181
Nintendo Co., Ltd. (Japan)	35,300	1,886,112

		1,941,293
Transportation (1.3%)
Aena SME SA (Spain)	3,195	644,422
ArcBest Corp.	669	71,637
Arlo Technologies, Inc.(NON)	16,006	208,718
Aurizon Holdings, Ltd. (Australia)	131,246	318,624
Canadian National Railway Co. (Canada)	15,961	1,886,083
Canadian Pacific Kansas City, Ltd. (Canada)	30,691	2,416,302
Costamare, Inc. (Monaco)	5,543	91,071
CSX Corp.	18,664	624,311
Deutsche Post AG (Germany)	20,046	811,090
FedEx Corp.	19,561	5,865,171
Hub Group, Inc. Class A	5,658	243,577
International Seaways, Inc.	3,595	212,572
Kawasaki Kisen Kaisha, Ltd. (Japan)	7,100	103,555
Matson, Inc.	3,685	482,624
Norfolk Southern Corp.	2,675	574,296
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	253,558	986,592
Ryanair Holdings PLC ADR (Ireland)	10,098	1,175,811
Scorpio Tankers, Inc.	5,479	445,388
SkyWest, Inc.(NON)	5,401	443,260
Southwest Airlines Co.	96,392	2,757,775
Teekay Corp. (Bermuda)(NON)	19,233	172,520
Teekay Tankers, Ltd. Class A (Canada)	5,366	369,234
Union Pacific Corp.	21,682	4,905,769
United Parcel Service, Inc. Class B	4,432	606,519
Westinghouse Air Brake Technologies Corp.	3,799	600,432

		27,017,353
Utilities and power (1.7%)
ALLETE, Inc.	6,729	419,553
American Electric Power Co., Inc.	6,803	596,895
American States Water Co.	899	65,240
Black Hills Corp.	1,360	73,957
Centrica PLC (United Kingdom)	490,180	833,454
Chesapeake Utilities Corp.	623	66,163
CLP Holdings, Ltd. (Hong Kong)	9,500	76,824
Constellation Energy Corp.	12,200	2,443,294
Dominion Energy, Inc.	11,856	580,944
DTE Energy Co.	5,451	605,116
Duke Energy Corp.	6,020	603,385
E.ON SE (Germany)	91,534	1,199,581
Edison International	8,327	597,962
Enel SpA (Italy)	163,299	1,139,094
Eni SpA (Italy)	17,970	276,741
Entergy Corp.	5,626	601,982
Eversource Energy	10,539	597,667
Exelon Corp.	111,840	3,870,782
Kansai Electric Power Co., Inc. (The) (Japan)	42,500	715,832
National Fuel Gas co.	10,537	571,000
New Jersey Resources Corp.	2,400	102,576
NextEra Energy, Inc.	62,621	4,434,193
Northwest Natural Holding Co.	2,121	76,589
NRG Energy, Inc.	48,387	3,767,412
Osaka Gas Co., Ltd. (Japan)	10,800	238,438
Otter Tail Corp.	783	68,583
PG&E Corp.	95,507	1,667,552
PNM Resources, Inc.	7,536	278,531
Portland General Electric Co.	2,786	120,467
PPL Corp.	84,402	2,333,715
Public Service Enterprise Group, Inc.	8,173	602,350
RWE AG (Germany)	7,786	266,362
SJW Group	1,856	100,632
Tokyo Gas Co., Ltd. (Japan)	30,600	652,858
UGI Corp.	23,591	540,234
Unitil Corp.	1,358	70,331
Vistra Corp.	33,342	2,866,745
Xcel Energy, Inc.	11,498	614,106

		34,737,140

Total common stocks (cost $855,327,365)		$1,405,860,711

CORPORATE BONDS AND NOTES (12.7%)(a)
		Principal amount	Value
Basic materials (1.0%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$400,000	$426,925
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		225,000	232,258
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		75,000	70,108
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		295,000	291,073
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		205,000	208,914
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		180,000	161,043
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		210,000	191,305
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		222,000	222,494
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		265,000	245,486
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		110,000	110,159
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		110,000	97,232
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		120,000	118,801
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)		271,000	278,475
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		246,000	253,009
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		1,269,000	1,287,928
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		300,000	275,517
Cemex SAB de CV sr. unsec. sub. FRB Ser. REGS, 9.125%, perpetual maturity (Mexico)		200,000	213,500
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		1,008,000	879,251
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		396,000	386,571
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		85,000	76,634
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		170,000	155,401
Constellium SE 144A company guaranty sr. unsec. unsub. notes 5.875%, 2/15/26 (France)		250,000	248,693
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		125,000	106,854
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		309,000	304,209
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		205,000	202,681
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34		265,000	260,931
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		340,000	327,747
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		668,000	564,834
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	150,000	148,492
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		$150,000	133,915
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		155,000	138,915
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		260,000	225,534
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		245,000	243,801
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		252,000	206,342
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		474,000	449,103
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		160,000	145,000
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		235,000	223,838
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC. Co-Issuer, 144A sr. notes 6.00%, 9/15/28 (Canada)		200,000	193,374
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		525,000	506,196
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		99,000	64,986
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		173,000	144,235
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 1.832%, 10/15/27		75,000	66,962
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	170,000	109,270
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$220,000	199,631
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		295,000	279,203
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		185,000	185,119
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		275,000	280,498
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	167,218
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		95,000	102,190
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		650,000	572,813
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		145,000	145,725
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		50,000	43,289
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		130,000	120,602
Novelis Sheet Ingot GMBH company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/29 (Germany)	EUR	110,000	110,648
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		$143,000	131,482
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		675,000	601,520
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		233,000	222,948
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	105,000	104,912
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$215,000	227,464
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		260,000	237,331
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		140,000	130,637
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		260,000	237,965
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		165,000	177,587
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		390,000	362,404
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		325,000	305,194
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		200,000	193,000
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		225,000	237,938
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		230,000	209,971
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		290,000	261,780
United States Steel Corp. sr. unsec. sub. FRB 6.65%, 6/1/37		110,000	109,527
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		795,000	500,537
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		396,000	268,910
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26		1,002,000	964,137
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		690,000	787,113
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		154,000	174,295
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		39,000	43,596
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		245,000	247,756
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		200,000	184,339

			20,327,275
Capital goods (0.9%)
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	175,000	150,495
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$200,000	169,251
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		245,000	212,652
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		255,000	158,182
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		320,000	342,400
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28		23,000	22,951
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26		21,000	20,620
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		273,000	248,623
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		809,000	760,063
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		100,000	92,196
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		340,000	313,444
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		1,388,000	1,304,547
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		105,000	93,158
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		215,000	137,093
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		290,000	288,825
Boeing Co. (The) 144A sr. unsec. notes 6.388%, 5/1/31		205,000	208,702
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29		356,000	361,005
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27		174,000	175,176
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		43,000	43,109
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		30,000	31,087
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		70,000	70,972
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31		30,000	30,750
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		185,000	199,945
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		280,000	289,342
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		100,000	108,346
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		144,000	143,956
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		140,000	141,687
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	185,000	196,985
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$130,000	130,339
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		150,000	154,982
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.125%, 9/25/27		480,000	477,761
DP World Salaam jr. unsec. sub notes 6.00%, 1/1/26 (United Arab Emirates)		620,000	615,350
Garrett Motion Holdings, Inc./Garrett LX I Sarl 144A company guaranty sr. unsec. notes 7.75%, 5/31/32		130,000	131,745
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		190,000	179,315
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		70,000	71,413
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		375,000	334,617
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		599,000	543,953
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		515,000	442,316
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		284,000	277,124
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		120,000	111,915
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		375,000	348,900
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		263,000	256,716
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		298,000	261,550
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		295,000	294,488
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		20,000	20,113
Republic Services, Inc. sr. unsec. unsub notes 5.00%, 11/15/29		1,360,000	1,354,709
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		80,000	81,500
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		155,000	161,394
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		95,000	87,423
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40		125,000	113,420
RTX Corp. sr. unsec. notes 5.15%, 2/27/33		110,000	108,857
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		857,000	824,948
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		200,000	183,620
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		225,000	220,341
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		280,000	308,872
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		75,000	80,748
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		150,000	142,334
TK Elevator Holdco GmbH sr. unsec. notes Ser. REGS, 6.625%, 7/15/28 (Germany)	EUR	130,500	134,286
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		$235,000	230,756
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		235,000	220,122
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		45,000	46,367
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		190,000	193,962
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		260,000	262,600
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		195,000	196,962
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	155,000	159,781
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34		$220,000	215,043
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		92,000	79,941
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		497,000	464,472
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29		323,000	321,991
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32		55,000	55,579
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29		55,000	55,199
Wrangler Holdco Corp. 144A company guaranty sr. unsec. sub. notes 6.625%, 4/1/32		100,000	99,558
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 4/23/30 (Germany)		160,000	162,600

			17,535,544
Communication services (1.3%)
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	136,977
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		200,000	131,520
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		724,000	612,310
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		413,000	364,083
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		844,000	791,837
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		788,000	747,632
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27		285,000	263,640
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		2,055,000	1,385,461
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		165,000	159,250
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		804,000	639,298
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		1,045,000	903,792
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		253,000	247,093
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		180,000	163,758
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		1,255,000	1,086,989
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		160,000	130,631
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		240,000	196,553
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		731,000	624,773
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		730,000	535,519
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		58,000	57,437
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51		327,000	198,846
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63		189,000	110,919
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50		557,000	392,993
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		307,000	239,579
Connect Finco SARL/Connect US Finco, LLC 144A company guaranty sr. notes 6.75%, 10/1/26 (Luxembourg)		265,000	255,765
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		450,000	426,342
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		591,000	561,630
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26(R)		385,000	352,393
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		187,000	180,713
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29		370,000	315,556
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		435,000	507,088
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		275,000	258,661
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		115,000	90,711
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		266,000	239,670
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)		1,563,000	1,476,325
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		170,000	175,175
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27		315,000	307,537
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		244,000	241,661
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		170,000	64,051
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)		600,000	592,605
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		455,000	482,347
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31		1,231,000	1,006,087
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		119,000	111,245
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		1,210,000	1,163,004
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33		69,000	67,347
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		155,000	134,418
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		6,000	5,985
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28		660,000	656,823
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		340,000	313,981
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		328,000	352,434
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		1,130,000	954,151
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		957,000	675,240
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		755,000	699,614
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		1,995,000	1,939,833
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28		360,000	323,759
Viasat, Inc. 144A sr. unsec. notes 7.50%, 5/30/31		185,000	122,331
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)		200,000	169,587
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		510,000	434,775

			25,779,734
Consumer cyclicals (1.7%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		200,000	184,445
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		458,000	436,245
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		328,000	293,319
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		305,000	305,794
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		345,000	302,008
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		270,000	252,071
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		225,000	201,259
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		165,800	135,573
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		405,000	414,194
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		270,000	272,302
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		140,000	136,465
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		820,000	707,377
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		524,000	516,085
Boost Newco Borrower, LLC 144A sr. notes 7.50%, 1/15/31		230,000	239,810
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		410,000	371,585
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32		40,000	40,196
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		345,000	352,480
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		415,000	380,460
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		285,000	279,413
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		70,000	72,561
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		130,000	141,220
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		420,000	414,928
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		160,000	173,213
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		235,000	228,244
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		185,000	176,845
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		340,000	341,700
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		325,000	284,376
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		160,000	145,836
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		1,056,000	966,604
EMRLD Borrower LP/Emerald Co-Issuer, Inc. company guaranty sr. bonds Ser. REGS, 6.375%, 12/15/30	EUR	100,000	110,812
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30		$285,000	286,781
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		455,000	455,000
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		375,000	359,266
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		60,000	60,900
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		72,000	66,683
Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5.625%, 4/30/33		300,000	271,176
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		255,000	144,553
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		172,000	172,796
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		285,000	298,538
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54		397,000	387,613
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34		397,000	392,862
Home Depot, Inc./The sr. unsec. unsub. notes 4.75%, 6/25/29		397,000	394,688
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27		272,000	274,685
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		641,000	633,902
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)		41,000	42,802
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		107,000	106,294
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)		480,000	501,237
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)		215,000	214,662
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		1,275,000	1,246,952
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31		18,000	15,028
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		285,000	257,569
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		235,000	207,711
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		490,000	423,885
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		295,000	307,273
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		45,000	46,495
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		375,000	382,989
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		225,000	221,854
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		120,000	120,687
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		100,000	96,000
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		290,000	279,646
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		360,000	350,068
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		200,000	184,579
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31		962,000	781,027
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		100,000	104,750
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		140,000	145,425
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		360,000	345,519
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	725,000	785,686
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		$135,000	139,093
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		578,000	583,643
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		119,000	112,884
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		220,000	202,510
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		150,000	133,365
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		245,000	254,974
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		155,000	150,043
Owens Corning 144A sr. unsec. notes 3.50%, 2/15/30		285,000	259,674
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		255,000	227,074
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28		375,000	338,146
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		169,000	155,972
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		245,000	236,534
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	GBP	135,000	167,244
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		$290,000	285,773
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30		140,000	144,958
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		295,000	314,931
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		50,000	50,420
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		160,000	158,221
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		55,000	53,229
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		91,000	80,569
S&P Global, Inc. company guaranty sr. unsec. notes 4.75%, 8/1/28		86,000	85,377
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		188,000	151,915
Sands China, Ltd. sr. unsec. sub. notes 4.05%, 1/8/26 (Hong Kong)		270,000	261,283
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		235,000	229,082
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		200,000	193,652
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		275,000	224,492
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		235,000	212,288
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		265,000	269,800
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32		105,000	106,706
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	180,000	181,320
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$90,000	75,828
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		305,000	275,573
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		60,000	59,705
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		190,000	169,348
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		325,000	305,804
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		445,000	368,245
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		400,000	364,458
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		265,000	263,315
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		90,000	89,604
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		175,000	167,579
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		115,000	113,985
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28		155,000	149,696
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28		175,000	170,665
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		250,000	270,766
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		100,000	100,533
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		382,000	482,864
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		1,786,000	1,558,870
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		695,000	659,847
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		420,000	405,254
White Cap Parent, LLC 144A sr. unsec. notes 8.25%, 3/15/26(PIK)		95,000	95,002
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		210,000	199,723
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		425,000	438,813

			32,995,650
Consumer staples (0.5%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)		90,000	90,326
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		250,000	220,075
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		160,000	151,200
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		314,000	303,677
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29		255,000	239,079
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		280,000	226,089
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		1,000,000	962,748
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. notes 5.75%, 7/15/27		65,000	62,434
Avis Budget Finance PLC 144A notes 7.00%, 2/28/29		120,000	126,113
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	190,000	199,389
Campbell Soup Co. sr. unsec. unsub. notes 5.20%, 3/21/29		$125,000	125,073
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		260,000	234,876
Chobani, LLC/ Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		240,000	247,177
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		140,000	142,072
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		225,000	213,846
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		220,000	227,034
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32		155,000	160,425
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		196,000	170,374
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		354,000	400,742
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		462,000	461,824
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		143,000	136,637
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		330,000	289,792
Gates Corp./The 144A sr. unsec. notes 6.875%, 7/1/29		35,000	35,610
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		130,000	131,823
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		240,000	236,244
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		120,000	120,026
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		183,000	163,261
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		730,000	660,784
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33		480,000	474,718
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28		1,174,000	1,180,409
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53		86,000	81,119
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27		194,000	185,014
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		404,000	357,451
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		614,000	574,533
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37		675,000	722,767
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		265,000	265,748
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		55,000	57,079
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		145,000	137,530

			10,775,118
Energy (0.8%)
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		109,000	112,089
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		25,000	26,686
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		1,715,000	1,633,781
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29		365,000	365,702
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		215,000	214,943
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30		35,000	37,528
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		130,000	136,218
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		260,000	278,447
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30		225,000	230,356
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		240,000	223,325
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		90,000	87,221
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		170,000	194,607
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		120,000	135,601
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		370,000	377,056
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		771,000	778,244
Global Partners LP/GLP Finance Corp. 144A company guaranty sr. unsec. notes 8.25%, 1/15/32		150,000	154,175
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		125,000	120,791
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		215,000	208,175
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29		115,000	116,583
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		270,000	267,965
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 4.75%, 4/19/27 (Kazakhstan)		450,000	434,813
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		250,000	246,353
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32		155,000	155,011
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		190,000	193,266
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		705,000	706,374
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		185,000	198,191
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31		397,000	437,983
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		1,045,000	1,056,882
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		125,000	136,179
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		275,000	271,953
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		162,000	161,334
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)		110,000	110,401
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		270,000	217,584
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		188,000	157,408
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		540,000	518,315
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		149,000	148,999
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		150,000	148,387
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		325,000	304,217
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)		235,000	245,617
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28		250,000	258,493
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		100,000	99,602
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		135,000	135,045
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		240,000	237,936
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32		545,000	501,359
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		80,000	77,286
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		535,000	520,024
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		425,000	406,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31		444,000	423,688
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28		60,000	60,934
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		145,125	144,943
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		135,000	139,332
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30		90,000	94,489
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		115,000	115,216
USA Compression Partners LP/USA Compression Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 3/15/29		90,000	90,563
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		200,000	182,148
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32		210,000	228,569
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29		230,000	251,872
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		300,000	311,169
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		115,000	118,475
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31		155,000	160,532
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27		70,000	68,682
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32		205,000	208,331
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29		55,000	55,344

			16,439,667
Financials (3.8%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		200,000	197,214
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29		275,000	277,833
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30		275,000	275,191
AEGON Funding Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 4/16/27		410,000	408,260
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		1,245,000	1,069,724
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)		900,000	854,226
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28		252,000	221,279
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		490,000	475,144
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		110,000	111,377
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		1,272,000	1,150,913
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		680,000	674,764
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31		360,000	363,681
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 10.50%, 11/1/29		255,000	238,615
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		807,000	890,595
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27		442,000	431,073
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28		312,000	270,170
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28		380,000	378,307
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 3.45%, 7/17/27 (United Kingdom)		200,000	189,906
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29		385,000	322,754
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27		449,000	410,988
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26		421,000	389,089
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		195,000	198,270
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		504,000	486,627
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30		175,000	190,328
Aretec Group, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		280,000	269,905
Athene Global Funding 144A notes 1.985%, 8/19/28		905,000	787,778
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	201,194
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		400,000	384,914
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)		1,400,000	1,166,574
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		600,000	594,206
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		320,000	319,067
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27		2,328,000	2,157,883
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		672,000	580,843
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		2,112,000	1,850,889
Bank of America Corp. unsec. sub. FRN (CME Term SOFR 3 Month + 1.02%), 6.361%, 9/15/26		125,000	125,454
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		1,572,000	1,633,326
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		555,000	535,790
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)		430,000	430,532
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50		812,000	522,098
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		176,000	153,905
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31		270,000	212,775
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		375,000	306,506
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		200,000	194,589
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)		1,000,000	1,000,649
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		432,000	426,218
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)		280,000	278,821
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32		1,934,000	1,510,878
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		441,000	417,366
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		2,674,000	2,548,937
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		609,000	587,858
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		415,000	356,003
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		776,000	756,393
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	203,750
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		215,000	169,310
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)		246,000	231,043
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)		525,000	523,567
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29		402,000	376,770
Corebridge Global Funding 144A notes 5.20%, 6/24/29		315,000	313,801
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28		280,000	295,935
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		250,000	232,005
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		600,000	592,691
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)		1,491,000	1,402,595
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		125,000	135,447
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29		200,000	208,500
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30		185,000	188,205
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		1,124,000	1,103,588
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		1,137,000	1,161,560
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27		220,000	209,043
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30		60,000	64,425
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28		220,000	236,225
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27		220,000	212,485
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)		85,000	87,798
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)		336,000	282,355
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)		148,000	146,792
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		109,000	101,359
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		2,554,000	2,458,543
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27		220,000	223,720
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		265,000	271,660
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36		781,000	593,052
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)		345,000	348,829
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32		297,000	229,585
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27		182,000	175,972
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25		405,000	404,732
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		495,000	510,258
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		110,000	114,716
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)		185,000	198,663
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		1,256,000	1,238,494
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.584%, 5/15/47		758,000	696,260
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity		127,000	120,124
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28		140,000	134,870
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		360,000	366,298
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		2,616,000	2,502,510
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33		1,198,000	1,214,584
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31		1,000,000	876,419
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26		136,000	132,500
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		340,000	306,807
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 7.00%, 7/15/31		165,000	166,444
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		85,000	78,519
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		65,000	64,435
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		245,000	232,044
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		445,000	436,814
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28		377,000	395,902
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)		45,000	46,274
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)		30,000	30,507
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		393,000	383,941
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		300,000	321,331
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		575,000	560,505
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		680,000	677,312
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29		2,599,000	2,474,008
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27		817,000	789,029
Morgan Stanley unsec.sub. notes 5.297%, 4/20/37		150,000	143,627
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28		230,000	232,088
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34		72,000	72,098
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32		240,000	241,402
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		420,000	394,765
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)		395,000	395,954
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		305,000	240,818
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31		230,000	232,731
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		120,000	120,426
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		315,000	295,424
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 7.875%, 12/15/29		200,000	206,237
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		235,000	229,146
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33		1,380,000	1,277,693
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30		460,000	459,035
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		236,000	203,013
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		106,000	97,878
Protective Life Global Funding 144A 5.467%, 12/8/28		435,000	440,053
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28		70,000	72,385
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		150,000	150,000
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		965,000	918,695
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		540,000	528,415
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.435%, 1/24/30		340,000	339,114
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26		640,000	629,503
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		581,000	575,916
UBS Group AG 144A sr. unsec. bonds 5.428%, 2/8/30 (Switzerland)		455,000	454,097
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		342,000	322,817
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		1,375,000	1,328,770
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)		395,000	368,259
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		1,227,000	965,999
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		658,000	642,699
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		263,000	249,794
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33		3,684,000	3,194,785
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		340,000	343,085
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26		429,000	423,690
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)		160,000	153,519
Westpac Banking Corp. sr. unsec. unsub. notes 2.70%, 8/19/26 (Australia)		78,000	74,217
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		359,000	251,550

			76,312,286
Health care (0.9%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		26,000	25,001
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29		510,000	508,029
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		512,000	437,440
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63		230,000	225,223
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53		36,000	34,899
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30		75,000	75,322
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28		740,000	738,137
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		145,000	148,444
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		185,000	154,013
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		340,000	254,442
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27		166,000	159,708
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30		982,000	868,310
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29		565,000	563,886
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		205,000	175,289
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		240,000	226,998
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		110,000	97,900
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		105,000	95,813
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		200,000	208,157
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		145,000	135,025
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		165,000	121,657
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		340,000	280,327
Concentra Escrow Issuer Corp. 144A sr. unsec. notes 6.875%, 7/15/32		80,000	81,053
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		17,343	17,415
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		234,482	212,951
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		333,000	239,733
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		230,000	233,144
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		261,000	244,573
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		120,000	123,900
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27		230,000	233,024
Grifols SA company guaranty sr. unsec. notes 3.875%, 10/15/28 (Spain)		265,000	231,963
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		116,000	113,350
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		242,000	229,152
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		815,000	717,903
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)		310,000	313,106
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		330,000	306,358
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		450,000	411,469
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		255,000	234,832
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		145,000	138,377
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		805,000	631,838
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		355,000	326,848
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		994,000	830,260
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		171,000	164,933
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		241,000	234,811
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		926,000	909,789
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		1,210,000	1,005,584
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29		520,000	515,607
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		320,000	310,934
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		177,000	171,252
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		100,000	87,030
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		65,000	57,887
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		485,000	474,637
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		190,000	176,940
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		300,000	297,974
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	420,000	433,085
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		$200,000	222,250
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		200,000	215,000
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		465,000	447,315
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		512,000	419,643
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		565,000	515,818
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27		242,000	226,969
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		160,000	134,761

			18,427,488
Technology (0.8%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		145,000	137,237
Apple, Inc. sr. unsec. notes 3.00%, 11/13/27		975,000	923,765
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		2,007,000	1,788,590
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		556,000	465,359
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34		68,000	67,378
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29		347,000	347,015
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		783,000	757,593
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		2,010,000	1,901,749
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		107,000	84,676
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		345,000	334,650
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		740,000	710,633
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		99,000	80,659
CommScope, Inc. 144A company guaranty sr. notes 6.00%, 3/1/26		100,000	87,755
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		210,000	189,346
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31		200,000	204,910
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		265,000	237,662
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27		125,000	126,250
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		480,000	448,724
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30		435,000	401,876
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33		460,000	462,304
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52		431,000	371,551
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27		700,000	672,043
Motorola Solutions, Inc. sr. unsec. unsub. bonds 5.40%, 4/15/34		150,000	148,705
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		249,000	223,553
Oracle Corp. sr. unsec. unsub. bonds 6.50%, 4/15/38		79,000	84,644
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		412,000	315,190
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31		418,000	360,932
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		1,759,000	1,331,703
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		199,000	189,230
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30		250,000	260,938
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		215,000	187,319
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61		629,000	388,609
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		627,000	404,596
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		55,000	62,735
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)		90,000	77,089
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		674,000	547,202
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		355,000	324,825
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		455,000	400,165
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		295,000	265,349
UKG, Inc. 144A sr. notes 6.875%, 2/1/31		295,000	298,696
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		485,000	440,388

			17,113,593
Transportation (0.1%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		230,000	223,760
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		153,333	151,970
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		446,000	366,574
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		216,000	206,273
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		255,000	248,068
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.70%, 7/25/33 (Ireland)		200,000	198,637
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)		917,000	908,990
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		90,000	83,818
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		490,000	488,002

			2,876,092
Utilities and power (0.9%)
AES Corp. (The) sr. unsec. notes 5.45%, 6/1/28		230,000	229,487
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26		320,000	299,877
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		481,000	396,012
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		220,000	217,790
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		1,094,000	1,050,755
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		181,000	150,567
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		48,000	47,469
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		155,000	144,661
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36		133,000	137,766
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		255,000	210,309
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28		340,000	344,338
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		781,000	600,665
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		416,000	392,271
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39		210,000	226,573
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		427,000	403,005
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		200,000	218,000
Electricite De France SA 144A sr. unsec. notes 5.65%, 4/22/29 (France)		835,000	838,132
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		815,000	675,135
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		122,000	119,107
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		1,308,000	1,203,236
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27		86,000	86,244
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25		113,000	110,229
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		1,375,000	1,334,342
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53		169,000	166,848
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27		680,000	675,736
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		75,000	75,221
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27		370,000	368,832
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		265,000	245,971
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		580,000	654,572
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		410,000	405,445
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25		430,000	430,823
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		215,000	235,148
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		175,000	168,606
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		760,000	589,279
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		110,000	105,285
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		99,000	89,325
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29		1,000,000	1,023,467
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29		670,000	671,507
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		300,000	286,508
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		160,000	159,752
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53		258,000	247,579
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		425,000	430,593
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		95,000	95,808
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		190,000	188,349
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34		415,000	415,992
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		387,000	365,666
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		151,000	150,825
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		150,000	152,250
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		155,000	149,938
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31		225,000	234,313

			18,219,608

Total corporate bonds and notes (cost $272,548,482)			$256,802,055

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (13.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.0%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$536,208	$551,419
5.50%, TBA, 7/1/54	2,000,000	1,984,300
5.50%, with due dates from 6/20/53 to 7/20/53	3,851,342	3,849,825
4.50%, TBA, 7/1/54	10,000,000	9,505,709
4.50%, with due dates from 5/15/47 to 5/20/49	344,743	331,613
4.00%, TBA, 7/1/54	7,000,000	6,468,949
3.00%, TBA, 7/1/54	17,000,000	14,823,771
3.00%, with due dates from 8/20/49 to 4/20/53	26,873,526	23,560,730

		61,076,316
U.S. Government Agency Mortgage Obligations (10.5%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	467,243	478,416
6.00%, 5/1/53	985,907	993,826
5.50%, 5/1/53	975,465	965,893
4.00%, 9/1/45	121,680	114,380
3.00%, 1/1/48	8,272,778	7,199,371
2.50%, with due dates from 8/1/50 to 8/1/51	4,385,144	3,597,326
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/1/53 to 5/1/53	3,423,659	3,509,283
5.28%, 12/1/28	294,000	297,790
4.00%, 1/1/57	674,992	617,411
3.50%, with due dates from 6/1/56 to 2/1/57	5,257,657	4,630,493
3.50%, 4/1/52	2,478,648	2,215,308
3.00%, with due dates from 4/1/46 to 4/1/52	11,398,539	9,920,010
2.73%, 9/1/29	373,000	339,680
2.50%, with due dates from 7/1/50 to 8/1/51	22,413,639	18,493,506
Uniform Mortgage-Backed Securities
6.50%, TBA, 8/1/54	9,000,000	9,156,791
6.50%, TBA, 7/1/54	9,000,000	9,159,604
6.00%, TBA, 7/1/54	8,000,000	8,022,505
5.00%, TBA, 7/1/54	22,000,000	21,261,790
3.50%, TBA, 8/1/54	17,000,000	15,047,652
3.50%, TBA, 7/1/54	17,000,000	15,046,319
2.50%, TBA, 8/1/54	39,000,000	31,880,975
2.50%, TBA, 7/1/54	39,000,000	31,841,355
2.50%, TBA, 7/1/39	21,000,000	18,963,995

		213,753,679

Total U.S. government and agency mortgage obligations (cost $286,009,174)		$274,829,995

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Bonds 4.25%, 11/15/40(i)	$116,000	$112,942
U.S. Treasury Notes 0.25%, 6/30/25(i)	118,000	112,466

Total U.S. treasury obligations (cost $225,408)		$225,408

MORTGAGE-BACKED SECURITIES (3.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.7%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.485%, 10/25/53	$555,273	$558,033
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	2,872,012	530,970
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	4,213,447	975,995
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	5,585,934	1,398,898
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	5,069,147	1,049,060
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	4,205,626	982,145
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	4,408,926	939,697
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.873%, 4/15/37	29,169	31,875
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	4,612,672	886,818
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	3,191,779	580,137
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.602%, 4/15/44	4,736,694	395,032
REMICs Ser. 3391, PO, zero %, 4/15/37	2,278	1,905
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	3,805	3,191
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	3,852,784	731,412
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	7,208,814	1,231,170
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	6,846,297	759,939
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	6,546,028	917,842
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	6,662	5,382
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	758	600
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 6.483%, 4/20/51(WAC)	695,250	701,838
Ser. 21-214, Class AI, IO, 4.00%, 12/20/51	3,312,172	633,467
Ser. 13-14, IO, 3.50%, 12/20/42	232,432	28,717
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	6,520,723	1,062,682
Ser. 15-H26, Class EI, IO, 1.744%, 10/20/65(WAC)	1,218,794	46,192
FRB Ser. 16-H16, Class LI, IO, 1.224%, 7/20/66(WAC)	8,320,859	358,925
Ser. 16-H16, Class EI, IO, 1.161%, 6/20/66(WAC)	1,556,426	55,097

		14,867,019
Commercial mortgage-backed securities (1.0%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 1.064%, 5/15/53(WAC)	5,159,900	216,461
Arbor Realty Commercial Real Estate Notes, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.18%), 6.513%, 8/15/34 (Cayman Islands)	211,079	209,095
AREIT Trust 144A FRB Ser. 21-CRE5, Class A, 6.523%, 11/17/38 (Cayman Islands)	281,812	280,114
BANK FRB Ser. 17-BNK8, Class B, 4.086%, 11/15/50(WAC)	501,000	442,830
Barclays Commercial Mortgage Trust FRB Ser. 19-C4, Class XA, IO, 1.679%, 8/15/52(WAC)	10,248,150	598,753
BBCMS Mortgage Trust FRB Ser. 21-C9, Class XA, IO, 1.723%, 2/15/54(WAC)	2,712,446	210,106
BDS, Ltd. 144A FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.796%, 12/16/36 (Cayman Islands)	811,683	808,257
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 6.493%, 5/15/38 (Cayman Islands)	796,276	765,521
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	169,000	152,393
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.08%, 12/15/47(WAC)	141,073	132,651
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class B, 4.328%, 5/10/47(WAC)	822,348	782,461
Ser. 16-P4, Class AS, 3.075%, 7/10/49	798,000	739,723
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.113%, 11/10/46(WAC)	221,635	208,554
FRB Ser. 14-CR17, Class C, 4.837%, 5/10/47(WAC)	392,000	355,223
FRB Ser. 14-UBS6, Class C, 4.581%, 12/10/47(WAC)	500,000	448,120
FRB Ser. 15-LC21, Class B, 4.458%, 7/10/48(WAC)	496,000	479,822
FRB Ser. 15-LC19, Class C, 4.352%, 2/10/48(WAC)	731,000	683,028
Ser. 15-CR23, Class AM, 3.801%, 5/10/48	391,000	381,504
FRB Ser. 14-UBS6, Class XA, IO, 0.96%, 12/10/47(WAC)	4,735,792	3,476
FRB Ser. 14-LC17, Class XA, IO, 0.77%, 10/10/47(WAC)	3,304,431	373
COMM Mortgage Trust 144A FRB Ser. 13-CR13, Class D, 5.113%, 11/10/46(WAC)	537,000	343,728
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.03%, 1/15/49(WAC)	2,906,224	244
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.385%, 4/15/50(WAC)	312,000	282,923
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	399,000	374,941
Ser. 15-C2, Class AS, 3.849%, 6/15/57(WAC)	442,000	423,472
Ser. 15-C1, Class AS, 3.791%, 4/15/50(WAC)	1,138,000	1,113,243
Ser. 19-C17, Class AS, 3.278%, 9/15/52	598,000	518,775
FRB Ser. 20-C19, Class XA, IO, 1.214%, 3/15/53(WAC)	10,402,477	483,253
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.533%, 8/10/44(WAC)	862,158	804,897
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class XA, IO, 0.871%, 6/10/47(WAC)	990,005	801
FRB Ser. 14-GC24, Class XA, IO, 0.677%, 9/10/47(WAC)	4,206,235	185
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C23, Class C, 4.602%, 9/15/47(WAC)	682,400	636,501
FRB Ser. 13-C12, Class C, 4.07%, 7/15/45(WAC)	377,348	351,196
Ser. 16-C1, Class AS, 3.97%, 3/17/49	455,000	432,479
FRB Ser. 15-C33, Class XA, IO, 1.05%, 12/15/48(WAC)	4,582,739	40,552
FRB Ser. 14-C25, Class XA, IO, 0.937%, 11/15/47(WAC)	5,565,519	4,169
JPMorgan Chase Commercial Mortgage Securities Trust Ser. 13-LC11, Class AS, 3.216%, 4/15/46	260,966	239,514
KREF, Ltd. 144A FRB Ser. 22-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 6.789%, 2/17/39	337,000	335,506
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	18,514	—
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.546%, 7/16/36 (Cayman Islands)	1,166,406	1,160,070
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class C, 4.57%, 8/15/47(WAC)	1,106,000	1,097,975
FRB Ser. 15-C24, Class B, 4.466%, 5/15/48(WAC)	375,000	359,516
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C9, Class D, 3.939%, 5/15/46(WAC)	441,000	346,632
Morgan Stanley Capital I Trust
Ser. 18-L1, Class A3, 4.139%, 10/15/51	335,000	320,195
FRB Ser. 16-BNK2, Class C, 4.01%, 11/15/49(WAC)	148,000	114,408
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 6.694%, 8/9/37 (Cayman Islands)	463,000	459,534
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 22-FL4, Class A, (CME Term SOFR 1 Month + 2.30%), 7.635%, 6/17/37 (Bermuda)	311,281	311,670
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	417,718	4
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 6.546%, 6/16/36	17,965	17,929
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.488%, 11/15/48(WAC)	30,546	97
Wells Fargo Commercial Mortgage Trust FRB Ser. 16-LC25, Class XA, IO, 0.963%, 12/15/59(WAC)	9,620,587	152,977
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.083%, 7/15/46(WAC)	412,000	144,191
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 4.14%, 3/15/45(WAC)	1,149,000	1,037,654
FRB Ser. 14-C22, Class XA, IO, 0.874%, 9/15/57(WAC)	13,975,769	30,523
FRB Ser. 13-C14, Class XA, IO, 0.476%, 6/15/46(WAC)	280,518	8
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 6.05%, 3/15/44 (In default)(NON)(WAC)	257,303	101,847
FRB Ser. 13-C15, Class D, 4.328%, 8/15/46(WAC)	437,000	174,622

		20,114,696
Residential mortgage-backed securities (non-agency) (1.3%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	293,926	299,387
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.65%, 5/25/47	1,086,605	622,690
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	69,146	65,706
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	109,474	101,503
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.71%), 6.06%, 9/25/45	79,137	73,972
BRAVO Residential Funding Trust 144A
Ser. 23-NQM5, Class A1, 6.505%, 6/25/63	204,552	205,447
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 6.335%, 8/25/69	417,329	412,316
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	500,000	462,093
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 6.011%, 5/25/35(WAC)	110,221	106,499
Countrywide Alternative Loan Trust
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 6.117%, 11/20/35	164,385	147,510
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 6.093%, 6/25/46	373,185	312,606
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.84%, 8/25/46	728,897	625,012
FRB Ser. 06-24CB, Class A19, (CME Term SOFR 1 Month + 0.61%), 5.75%, 8/25/36	355,762	158,085
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.633%, 2/20/47	396,865	303,745
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 5.50%, 12/25/35	806,938	516,442
Cross Mortgage Trust 144A Ser. 24-H4, Class A1, stepped-coupon 6.147% (7.147%, 6/1/28), 7/25/69(STP)	228,000	228,045
CSMC Trust 144A
Ser. 21-RPL4, Class A1, 4.052%, 12/27/60(WAC)	242,825	234,324
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61(WAC)	224,918	217,016
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.45%, 12/25/28	371,916	394,627
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 10.15%, 4/25/28	286,689	298,252
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (US 30 Day Average SOFR + 3.66%), 9.00%, 8/25/29	339,312	353,309
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 9.035%, 9/25/42	24,000	25,558
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.285%, 6/25/42	585,026	601,199
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.985%, 7/25/42	734,161	755,498
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.635%, 8/25/42	217,581	222,872
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.535%, 5/25/42	304,087	309,361
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.485%, 9/25/42	69,190	70,077
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 7.435%, 3/25/42	5,740	5,808
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 7.435%, 10/25/33	138,000	141,103
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.335%, 6/25/43	99,426	100,265
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.335%, 4/25/42	102,644	104,176
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 7.185%, 11/25/43	86,562	87,737
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 7.185%, 1/25/42	281,000	284,036
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 7.135%, 11/25/41	142,000	143,417
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.985%, 1/25/34	47,442	47,768
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA1, Class A1, (US 30 Day Average SOFR + 1.35%), 6.685%, 2/25/44	102,264	102,871
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.635%, 2/25/42	207,985	208,830
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA2, Class A1, (US 30 Day Average SOFR + 1.25%), 6.585%, 5/25/44	106,493	106,797
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.335%, 1/25/42	235,382	235,343
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.185%, 9/25/41	145,482	145,177
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.40%, 8/25/28	317,800	334,874
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.20%, 8/25/28	403,425	428,406
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 11.45%, 9/25/28	245,785	256,256
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.35%, 10/25/28	56,255	59,426
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 11.15%, 4/25/28	680,219	715,847
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 9.90%, 1/25/29	549,546	573,743
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 9.80%, 5/25/29	370,661	390,468
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.70%, 4/25/29	255,887	267,580
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.70%, 1/25/29	663,674	691,650
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 9.10%, 9/25/29	95,000	100,225
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 9.00%, 7/25/29	302,159	313,342
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (US 30 Day Average SOFR + 3.01%), 8.35%, 7/25/24	45,622	45,684
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 8.25%, 2/25/30	106,000	109,730
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 8.10%, 2/25/30	33,238	33,550
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.80%, 1/25/31	188,446	192,686
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 7.65%, 8/25/30	13,398	13,742
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 8.435%, 3/25/42	14,000	14,583
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.335%, 4/25/42	901,000	932,706
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.335%, 1/25/42	450,000	462,938
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.285%, 6/25/42	287,508	297,387
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.085%, 5/25/42	145,844	150,121
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.885%, 7/25/42	128,411	132,072
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.835%, 9/25/42	169,780	172,892
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.60%, 11/25/39	57,433	57,809
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.435%, 3/25/42	427,057	434,297
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.335%, 3/25/42	288,408	293,365
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 7.285%, 9/25/43	36,760	37,035
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 7.235%, 4/25/42	69,463	69,810
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 7.235%, 12/25/41	212,000	214,518
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 7.035%, 7/25/43	13,297	13,393
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.985%, 12/25/41	51,000	51,351
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.535%, 1/25/42	302,447	303,472
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 6.485%, 3/25/44	48,105	48,150
Connecticut Avenue Securities FRB Ser. 24-R02, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.435%, 2/25/44	9,966	9,979
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.424%, 5/25/44	66,971	67,033
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 6.335%, 12/25/41	127,058	127,197
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 6.235%, 11/25/41	37,433	37,410
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 6.185%, 12/25/41	5,483	5,482
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	286,775	283,667
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	420,923	387,031
Imperial Fund Mortgage Trust 144A Ser. 22-NQM5, Class A1, 5.39%, 8/25/67	154,022	154,012
JPMorgan Mortgage Trust 144A FRB Ser. 23-HE2, Class A1, (US 30 Day Average SOFR + 1.70%), 7.034%, 3/25/54	197,409	198,389
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 6.26%, 2/25/34	376,369	370,045
MFRA Trust 144A Ser. 23-INV2, Class A1, 6.775%, 10/25/58	151,960	156,105
Mill City Mortgage Loan Trust 144A Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	555,512	556,719
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (CME Term SOFR 1 Month + 0.94%), 6.285%, 8/25/34	133,832	124,669
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.657%, 8/26/47(WAC)	72,246	69,132
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (CME Term SOFR 1 Month + 1.01%), 6.36%, 1/25/48	164,247	163,200
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 6.51%, 10/25/34	206,403	201,988
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 6.786%, 7/25/54	605,000	603,008
PRPM Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.327% (7.292%, 7/1/28), 6/25/69(STP)	1,509,000	1,509,900
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	886,000	851,334
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62(WAC)	214,000	194,721
Starwood Mortgage Residential Trust 144A Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	757,000	643,115
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 6.31%, 5/25/47	454,144	350,999
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	282,000	257,573
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 6.42%, 7/25/45	138,140	132,712
FRB Ser. 05-AR11, Class A1B3, (CME Term SOFR 1 Month + 0.91%), 6.26%, 8/25/45	111,353	106,246
FRB Ser. 07-HY2, Class 1A1, 4.209%, 12/25/36(WAC)	304,817	272,935

		25,884,188

Total mortgage-backed securities (cost $60,153,134)		$60,865,903

COLLATERALIZED LOAN OBLIGATIONS (1.1%)(a)
	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.658%, 4/23/34 (Cayman Islands)	$331,000	$330,994
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 7.286%, 10/20/34 (Cayman Islands)	350,000	350,695
AGL CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A, (CME Term SOFR 3 Month + 1.39%), 6.716%, 1/20/35 (Cayman Islands)	300,000	300,202
AIMCO CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.845%, 7/20/35 (Jersey)	300,000	300,275
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.735%, 10/25/32 (Cayman Islands)	500,000	498,527
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.769%, 4/15/35 (Cayman Islands)	500,000	500,291
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 24-1A, Class A1, (CME Term SOFR 3 Month + 1.55%), 6.875%, 4/16/37 (Jersey)	339,000	342,004
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.236%, 7/20/34	350,000	348,334
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.928%, 4/20/37 (Jersey)	450,000	452,807
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.836%, 11/22/34 (Cayman Islands)	454,000	453,078
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.76%, 10/15/34 (Cayman Islands)	268,000	268,269
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.769%, 7/17/34 (Cayman Islands)	309,000	309,306
Cedar Funding VIII CLO, Ltd. 144A FRB Ser. 21-8A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.729%, 10/17/34 (Cayman Islands)	500,000	500,338
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.279%, 10/21/31	500,000	500,851
CQS US CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 1/20/35 (Cayman Islands)	650,000	650,130
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.756%, 7/20/34 (Cayman Islands)	350,000	350,037
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 7/20/37 (Cayman Islands)	400,000	400,204
Dryden 95 CLO, Ltd. 144A FRB Ser. 21-95A, Class A, (CME Term SOFR 3 Month + 1.38%), 6.707%, 8/20/34 (Cayman Islands)	350,000	350,124
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.78%, 7/15/34 (Cayman Islands)	365,000	365,181
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 7.586%, 7/20/30	300,000	299,808
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.846%, 4/18/37	422,000	423,266
Elmwood CLO IV, Ltd. 144A FRB Ser. 24-1A, Class AR, (CME Term SOFR 3 Month + 1.46%), 6.783%, 4/18/37 (Cayman Islands)	250,000	251,366
GoldenTree Loan Management US CLO 1, Ltd. 144A FRB Ser. 21-11A, Class A, (CME Term SOFR 3 Month + 1.39%), 6.716%, 10/20/34 (CME Term SOFR 3 Month + 1.39%) (Cayman Islands)	350,000	350,523
HalseyPoint CLO 4, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 4/20/34 (Cayman Islands)	250,000	250,563
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.816%, 7/20/34 (Cayman Islands)	300,000	300,589
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.53%), 6.849%, 4/17/34 (Cayman Islands)	337,000	337,272
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.756%, 7/28/34	550,000	550,261
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (CME Term SOFR 3 Month + 1.50%), 6.825%, 7/25/34 (Cayman Islands)	400,000	400,094
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.435%, 7/25/34 (Cayman Islands)	310,000	310,275
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), 7.578%, 7/16/36 (Cayman Islands)	400,000	400,992
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.782%, 7/15/37 (Cayman Islands)	500,000	500,344
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 6.975%, 10/20/36 (Cayman Islands)	750,000	755,929
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.84%, 8/26/34 (Cayman Islands)	600,000	600,190
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.88%, 1/15/35 (Cayman Islands)	250,000	248,976
OHA Credit Funding, Ltd. 144A FRB Ser. 22-7A, Class AR, (CME Term SOFR 3 Month + 1.30%), 6.627%, 2/24/37 (Cayman Islands)	300,000	300,001
OHA Credit Funding, Ltd. 144A FRB Ser. 24-17A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.793%, 4/20/37 (Bermuda)	300,000	302,193
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.24%, 1/15/35 (Cayman Islands)	650,000	651,171
Palmer Square CLO, Ltd. 144A FRB Ser. 24-2A, Class A1, (CME Term SOFR 3 Month + 1.40%), 6.746%, 7/20/37 (Cayman Islands)(FWC)	400,000	400,000
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (CME Term SOFR 3 Month + 2.26%), 7.584%, 5/15/32 (Cayman Islands)	1,178,000	1,178,258
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 6.976%, 1/20/34 (Cayman Islands)	750,000	750,908
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.236%, 4/20/34 (Cayman Islands)	500,000	500,332
RRX 5, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.79%, 7/15/34 (Cayman Islands)	500,000	500,428
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.386%, 7/20/34 (Cayman Islands)	350,000	350,474
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.756%, 7/20/34 (Cayman Islands)	758,000	758,868
TICP CLO XII, Ltd. 144A FRB Ser. 21-12A, Class BR, (CME Term SOFR 3 Month + 1.91%), 7.24%, 7/15/34 (Cayman Islands)	400,000	399,924
Trestles CLO IV, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.756%, 7/21/34 (Cayman Islands)	500,000	500,888
Trestles CLO V, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.756%, 10/20/34 (Cayman Islands)	300,000	300,051
Trinitas CLO XVIII, Ltd. 144A FRB Ser. 21-18A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.756%, 1/20/35 (Cayman Islands)	300,000	300,070
Venture CLO XV, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.77%, 7/15/32 (Cayman Islands)	300,000	300,149
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (CME Term SOFR 3 Month + 1.96%), 7.286%, 1/20/29 (Cayman Islands)	600,000	600,624
Warwick Capital CLO 3, Ltd. 144A FRB Ser. 24-3A, Class A1, (CME Term SOFR 3 Month + 1.65%), 6.973%, 4/20/37 (Jersey)	350,000	350,562
Wind River CLO, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.756%, 1/20/35 (Cayman Islands)	360,000	360,583
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 6.807%, 7/15/37 (Cayman Islands)(FWC)	500,000	500,000
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 7.006%, 10/20/34	300,000	300,040

Total collateralized loan obligations (cost $23,000,065)		$23,157,619

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.7%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	200,000	$168,092
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	250,000	223,111
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		$630,000	485,888
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		446,000	394,264
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		860,000	848,893
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		360,000	360,122
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		750,000	590,287
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		310,000	273,963
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		550,000	545,188
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		560,000	565,600
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		278,000	275,105
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		262,000	259,542
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		460,000	463,450
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		350,000	366,188
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		1,310,000	1,282,280
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		730,000	714,553
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		650,000	630,013
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		770,000	806,575
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		205,000	195,775
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		245,000	238,875
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		200,000	173,500
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)		970,000	902,081
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		287,000	275,161
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)		1,250,000	1,015,541
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		820,000	672,780
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)		675,000	795,693

Total foreign government and agency bonds and notes (cost $13,850,480)			$13,522,520

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value
Basic materials (0.1%)
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 2.00%), 7.335%, 12/20/29	$34,129	$34,167
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 9.194%, 11/23/27	250,218	243,734
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 9.27%, 4/30/28	94,526	91,496
Hexion Holdings Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 7.44%), 12.881%, 3/15/30	260,000	236,860
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.268%, 2/4/26	155,396	144,907
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.941%, 9/30/28	44,549	44,493
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.829%, 4/3/28	94,288	94,523
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.826%, 4/3/28	264,884	265,281
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.706%, 4/21/29	94,519	92,156
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.594%, 9/22/28	49,745	49,896

		1,297,513
Capital goods (0.1%)
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.094%, 6/15/28	73,642	73,657
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.791%, 4/15/30	272,419	273,639
Vertiv Group Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.00%), 7.334%, 3/2/27	388,630	389,384

		736,680
Communication services (—%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.844%, 9/13/29	139,650	131,402
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.708%, 8/2/29	157,317	156,423

		287,825
Consumer cyclicals (0.1%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.458%, 8/21/28	78,804	78,804
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.842%, 6/18/31(FWC)	45,000	44,944
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.081%, 1/27/29	139,288	139,375
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.179%, 12/17/27	109,718	109,474
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.846%, 9/21/28	187,006	186,372
Michaels Cos., Inc. (The) bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.846%, 4/15/28	133,082	119,229
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.406%, 4/11/29	258,186	242,586
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.194%, 1/29/28	232,765	231,794
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27	125,000	1,250
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.306%, 4/4/29	114,709	114,422
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.594%, 3/7/31	94,763	94,653
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.595%, 10/19/29	187,759	188,005
White Cap Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.08%, 10/19/27	471	471

		1,551,379
Consumer staples (—%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 11.194%, 11/18/29	160,000	156,080
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.179%, 12/15/27	161,811	161,636
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.841%, 12/17/28	260,652	171,814
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.094%, 3/27/28	197,143	197,965

		687,495
Energy (—%)
CQP Holdco LP bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.593%, 12/31/30	252,029	251,938

		251,938
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.575%, 6/20/30	30,244	30,297

		30,297
Health care (—%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.689%, 5/5/27	219,086	216,566
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.826%, 4/23/31(FWC)	255,000	254,523
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.094%, 10/23/28	126,881	127,051

		598,140
Technology (—%)
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.335%, 3/29/29	59,399	59,310
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.75%), 9.071%, 5/8/31(FWC)	70,000	70,000
Genesys Cloud Services Holdings, LLC bank term loan FRN Ser. B4, (CME Term SOFR 1 Month + 3.50%), 8.844%, 12/1/27	183,825	184,614
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.843%, 3/2/28	185,000	183,474
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 10.094%, 10/5/28	183,538	184,046
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.576%, 1/31/31	30,000	30,098

		711,542
Transportation (—%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.336%, 4/20/28	217,333	224,238
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.094%, 2/17/31	194,513	194,686

		418,924

Total senior loans (cost $6,770,031)		$6,571,733

ASSET-BACKED SECURITIES (0.1%)(a)
	Principal amount	Value
Station Place Securitization Trust 144A FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 6.222%, 6/22/25	$950,000	$949,770
Station Place Securitization Trust 144A FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 6.245%, 8/4/25	955,000	955,079

Total asset-backed securities (cost $1,905,000)		$1,904,849

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$192,000	$154,080
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	125,000	138,670
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	110,000	79,640
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	165,000	196,185

Total convertible bonds and notes (cost $595,277)		$568,575

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/$4,500.00	$67,895,608	$12,434	$346,159

Total purchased options outstanding (cost $2,859,820)				$346,159

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	2,926	$191,975

Total convertible preferred stocks (cost $146,300)		$191,975

SHORT-TERM INVESTMENTS (8.1%)(a)
		Principal amount/shares	Value
Chariot Funding, LLC asset-backed commercial paper 5.408%, 8/2/24		$5,000,000	$4,973,839
Gotham Funding Corp. asset-backed commercial paper 5.430%, 8/30/24 (Japan)		4,000,000	3,962,262
NRW.Bank commercial paper 5.405%, 9/30/24 (Germany)		6,500,000	6,409,629
Putnam Short Term Investment Fund Class P 5.48%(AFF)	Shares	122,436,610	122,436,610
Sheffield Receivables Co., LLC asset-backed commercial paper 5.404%, 7/17/24 (United Kingdom)		$9,750,000	9,722,363
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%(P)	Shares	1,596,000	1,596,000
U.S. Treasury Bills 5.383%, 7/23/24(SEG)		$9,500,000	9,469,522
U.S. Treasury Bills 5.379%, 8/27/24(SEG)		400,000	396,677
U.S. Treasury Bills 5.383%, 9/24/24(SEG)		700,000	691,386
U.S. Treasury Bills 5.373%, 10/24/24(SEG)		3,900,000	3,835,348

Total short-term investments (cost $163,505,030)			$163,493,636
TOTAL INVESTMENTS

Total investments (cost $1,686,895,566)			$2,208,341,138

	FORWARD CURRENCY CONTRACTS at 6/30/24 (aggregate face value $93,719,252) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	9/18/24	$2,424,028	$2,447,917	$23,889
		Canadian Dollar	Buy	7/17/24	174,762	174,720	42
		Canadian Dollar	Sell	7/17/24	174,762	177,521	2,759
		Canadian Dollar	Sell	10/16/24	175,144	175,095	(49)
		Euro	Sell	9/18/24	436,427	444,101	7,674
		Hong Kong Dollar	Buy	8/21/24	93,846	93,888	(42)
		Japanese Yen	Buy	8/21/24	46,796	48,756	(1,960)
	Barclays Bank PLC
		Euro	Buy	9/18/24	37,408	37,439	(31)
		Hong Kong Dollar	Buy	8/21/24	1,152,490	1,151,453	1,037
	Citibank, N.A.
		Danish Krone	Sell	9/18/24	1,138,750	1,158,066	19,316
	Goldman Sachs International
		Euro	Sell	9/18/24	127,166	129,408	2,242
		Hong Kong Dollar	Buy	8/21/24	282,999	283,076	(77)
		Israeli Shekel	Buy	7/17/24	463,897	468,533	(4,636)
		Israeli Shekel	Sell	7/17/24	463,897	466,517	2,620
		Israeli Shekel	Buy	10/16/24	465,863	468,561	(2,698)
	HSBC Bank USA, National Association
		British Pound	Sell	9/18/24	3,107,157	3,137,840	30,683
		Danish Krone	Sell	9/18/24	161,512	164,163	2,651
		Hong Kong Dollar	Buy	8/21/24	33,945	33,955	(10)
		Singapore Dollar	Buy	8/21/24	236,397	237,667	(1,270)
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Buy	7/17/24	935,523	935,169	354
		Canadian Dollar	Sell	7/17/24	935,523	950,238	14,715
		Canadian Dollar	Sell	10/16/24	937,567	937,151	(416)
		Danish Krone	Sell	9/18/24	1,032,773	1,049,702	16,929
		Norwegian Krone	Sell	9/18/24	543,112	548,641	5,529
		Singapore Dollar	Buy	8/21/24	923,114	927,920	(4,806)
		Swedish Krona	Buy	9/18/24	2,076,025	2,105,208	(29,183)
		Swiss Franc	Buy	9/18/24	72,912	73,322	(410)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	7/17/24	779,014	773,798	5,216
		Australian Dollar	Sell	7/17/24	779,014	778,456	(558)
		Australian Dollar	Buy	10/16/24	780,706	780,222	484
		British Pound	Sell	9/18/24	92,205	93,088	883
		Canadian Dollar	Buy	7/17/24	595,945	595,755	190
		Canadian Dollar	Sell	7/17/24	595,945	599,657	3,712
		Canadian Dollar	Sell	10/16/24	597,247	597,005	(242)
		Danish Krone	Sell	9/18/24	244,050	248,033	3,983
		Euro	Sell	9/18/24	8,553,012	8,719,547	166,535
		Israeli Shekel	Buy	7/17/24	34,517	35,078	(561)
		Israeli Shekel	Sell	7/17/24	34,517	34,712	195
		Israeli Shekel	Buy	10/16/24	34,663	34,859	(196)
		Japanese Yen	Buy	8/21/24	125,965	134,939	(8,974)
		Swiss Franc	Buy	9/18/24	418,485	421,524	(3,039)
	NatWest Markets PLC
		Australian Dollar	Buy	7/17/24	5,563,147	5,519,766	43,381
		Australian Dollar	Sell	7/17/24	5,563,147	5,558,778	(4,369)
		Australian Dollar	Buy	10/16/24	5,430,028	5,426,551	3,477
		Euro	Sell	9/18/24	1,763,447	1,794,617	31,170
		Swedish Krona	Buy	9/18/24	182,340	183,536	(1,196)
		Swiss Franc	Buy	9/18/24	540,941	543,948	(3,007)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/17/24	144,885	144,475	410
		Australian Dollar	Sell	7/17/24	144,885	144,389	(496)
		Australian Dollar	Buy	10/16/24	148,677	148,414	263
		British Pound	Sell	9/18/24	6,877,460	6,947,841	70,381
		Canadian Dollar	Buy	7/17/24	302,360	299,583	2,777
		Canadian Dollar	Sell	7/17/24	302,360	304,511	2,151
		Canadian Dollar	Sell	10/16/24	5,496	5,494	(2)
		Danish Krone	Buy	9/18/24	112,887	112,417	470
		Euro	Sell	9/18/24	1,086,984	1,108,358	21,374
		Hong Kong Dollar	Sell	8/21/24	4,180,948	4,188,955	8,007
		Japanese Yen	Sell	8/21/24	193,487	207,880	14,393
		New Zealand Dollar	Buy	7/17/24	109,577	109,958	(381)
		New Zealand Dollar	Sell	7/17/24	109,577	109,925	348
		Norwegian Krone	Buy	9/18/24	32,459	32,465	(6)
		Singapore Dollar	Buy	8/21/24	87,448	87,629	(181)
		Swiss Franc	Buy	9/18/24	4,472,457	4,499,215	(26,758)
	UBS AG
		Australian Dollar	Buy	7/17/24	348,631	346,514	2,117
		Australian Dollar	Sell	7/17/24	348,631	348,378	(253)
		Australian Dollar	Buy	10/16/24	349,388	349,159	229
		British Pound	Sell	9/18/24	2,367,743	2,393,096	25,353
		Canadian Dollar	Buy	7/17/24	5,319,994	5,318,776	1,218
		Canadian Dollar	Sell	7/17/24	5,319,994	5,399,563	79,569
		Canadian Dollar	Sell	10/16/24	5,331,618	5,329,978	(1,640)
		Euro	Sell	9/18/24	243,260	245,707	2,447
		Hong Kong Dollar	Buy	8/21/24	1,983,958	1,984,506	(548)
		Japanese Yen	Buy	8/21/24	187,322	196,588	(9,266)
		Swiss Franc	Buy	9/18/24	1,647,540	1,655,582	(8,042)

	Unrealized appreciation						621,173

	Unrealized (depreciation)						(115,303)

	Total						$505,870
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	9	$1,041,584	$1,054,440	Sep-24	$8,875
Russell 2000 Index E-Mini (Long)	3	307,154	309,750	Sep-24	5,365
S&P 500 Index E-Mini (Long)	15	4,095,360	4,141,125	Sep-24	(3,772)
S&P 500 Index E-Mini (Short)	694	189,478,656	191,596,050	Sep-24	(649,365)
S&P Mid Cap 400 Index E-Mini (Long)	2	586,018	591,620	Sep-24	(304)
U.S. Treasury Bond 30 yr (Long)	279	33,009,188	33,009,188	Sep-24	489,944
U.S. Treasury Bond Ultra 30 yr (Long)	302	37,853,813	37,853,813	Sep-24	561,944
U.S. Treasury Note 2 yr (Long)	406	82,912,813	82,912,813	Sep-24	145,686
U.S. Treasury Note 5 yr (Long)	810	86,328,281	86,328,281	Sep-24	544,233
U.S. Treasury Note 10 yr (Long)	473	52,022,609	52,022,610	Sep-24	640,734
U.S. Treasury Note Ultra 10 yr (Short)	10	1,135,313	1,135,313	Sep-24	(13,456)

Unrealized appreciation					2,396,781

Unrealized (depreciation)					(666,897)

Total					$1,729,884

WRITTEN OPTIONS OUTSTANDING at 6/30/24 (premiums $910,791) (Unaudited)
Counterparty	Expiration date/ strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/$3,500.00	$67,895,608	$12,434	$100,988

Total				$100,988

TBA SALE COMMITMENTS OUTSTANDING at 6/30/24 (proceeds receivable $68,068,594) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.50%, 7/1/54	$9,000,000	7/15/24	$9,159,604
Uniform Mortgage-Backed Securities, 5.50%, 7/1/54	1,000,000	7/15/24	986,289
Uniform Mortgage-Backed Securities, 4.50%, 7/1/54	6,000,000	7/15/24	5,655,702
Uniform Mortgage-Backed Securities, 4.00%, 7/1/54	2,000,000	7/15/24	1,829,688
Uniform Mortgage-Backed Securities, 3.50%, 7/1/54	17,000,000	7/15/24	15,046,319
Uniform Mortgage-Backed Securities, 3.00%, 7/1/54	4,000,000	7/15/24	3,403,752
Uniform Mortgage-Backed Securities, 2.50%, 7/1/54	39,000,000	7/15/24	31,841,355

Total			$67,922,709

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$75,588,000	$135,303	(E)	$(261,446)	9/18/26	US SOFR — Annually	4.50% — Annually	$(126,144)
		116,591,000	208,698	(E)	402,846	9/18/26	4.50% — Annually	US SOFR — Annually	194,148
		45,436,000	626,108	(E)	841,150	9/18/29	4.30% — Annually	US SOFR — Annually	215,041
		47,061,000	705,915	(E)	(1,128,447)	9/18/34	US SOFR — Annually	4.10% — Annually	(422,532)
		12,709,000	402,113	(E)	(631,121)	9/18/54	US SOFR — Annually	3.90% — Annually	(229,008)
		7,648,000	241,983	(E)	379,565	9/18/54	3.90% — Annually	US SOFR — Annually	137,584

	Total				$(397,453)				$(230,911)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Swap counterparty/notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$60,231,743	$60,786,454	$—	6/5/25	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$396,134
	60,234,130	60,191,386	—	6/5/25	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	211,546
	Goldman Sachs International
	81,581,512	81,535,544	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(39,496)
	71,899,257	71,843,419	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	40,065

	Upfront premium received		—	Unrealized appreciation			647,745

	Upfront premium (paid)		—	Unrealized (depreciation)			(39,496)

		Total	$—			Total	$608,249
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Smartsheet, Inc. Class A	Technology	17,607	$776,127	1.28%
Cirrus Logic, Inc.	Technology	5,801	740,612	1.22%
Applied Materials, Inc.	Technology	3,120	736,392	1.21%
Targa Resources Corp.	Energy	5,673	730,566	1.20%
Uber Technologies, Inc.	Consumer staples	9,950	723,138	1.19%
Pure Storage, Inc. Class A	Technology	10,956	703,507	1.16%
Synopsys, Inc.	Technology	1,175	699,086	1.15%
Booking Holdings, Inc.	Consumer cyclicals	174	689,663	1.13%
Manhattan Associates, Inc.	Technology	2,784	686,673	1.13%
Pinterest, Inc. Class A	Technology	15,494	682,826	1.12%
General Motors Co.	Consumer cyclicals	14,631	679,778	1.12%
Ventas, Inc.	Health care	13,244	678,895	1.12%
MGIC Investment Corp.	Financials	31,311	674,744	1.11%
Cadence Design Systems, Inc.	Technology	2,178	670,262	1.10%
NRG Energy, Inc.	Utilities and power	8,508	662,453	1.09%
Qualcomm, Inc.	Technology	3,240	645,443	1.06%
Gartner, Inc.	Technology	1,431	642,403	1.06%
O'Reilly Automotive, Inc.	Consumer cyclicals	607	640,942	1.05%
Constellation Energy Corp.	Utilities and power	3,176	636,111	1.05%
Freeport-McMoRan, Inc.	Basic materials	13,030	633,250	1.04%
NVR, Inc.	Consumer cyclicals	83	628,662	1.03%
Equitable Holdings, Inc.	Financials	15,316	625,805	1.03%
Unum Group	Financials	12,110	618,950	1.02%
American International Group, Inc.	Financials	8,269	613,916	1.01%
Toll Brothers, Inc.	Consumer cyclicals	5,326	613,448	1.01%
Allison Transmission Holdings, Inc.	Capital goods	8,063	612,014	1.01%
MGM Resorts International	Consumer cyclicals	13,689	608,338	1.00%
Vornado Realty Trust	Financials	23,044	605,834	1.00%
Johnson Controls International PLC	Capital goods	8,964	595,831	0.98%
Textron, Inc.	Capital goods	6,937	595,631	0.98%
Valero Energy Corp.	Energy	3,776	591,923	0.97%
Wintrust Financial Corp.	Financials	5,961	587,529	0.97%
Vertiv Holdings Co. Class A	Capital goods	6,764	585,538	0.96%
Procore Technologies, Inc.	Technology	8,785	582,534	0.96%
J.M. Smucker Co. (The)	Consumer staples	5,269	574,528	0.95%
Jacobs Solutions, Inc.	Capital goods	4,105	573,503	0.94%
Autonation, Inc.	Consumer cyclicals	3,593	572,730	0.94%
Expedia Group, Inc.	Consumer cyclicals	4,485	565,059	0.93%
NVIDIA Corp.	Technology	4,568	564,380	0.93%
East West Bancorp, Inc.	Financials	7,644	559,756	0.92%
Vistra Corp.	Utilities and power	6,313	542,784	0.89%
Coinbase Global, Inc. Class A	Financials	2,358	524,026	0.86%
Natera, Inc.	Health care	4,637	502,188	0.83%
Gap, Inc. (The)	Consumer cyclicals	20,964	500,835	0.82%
Arista Networks, Inc.	Technology	1,418	496,961	0.82%
Hologic, Inc.	Health care	6,410	475,955	0.78%
DocuSign, Inc.	Technology	8,837	472,792	0.78%
Tapestry, Inc.	Consumer cyclicals	11,033	472,084	0.78%
Synchrony Financial	Financials	9,947	469,409	0.77%
eBay, Inc.	Technology	8,646	464,481	0.76%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Monolithic Power Systems, Inc.	Technology	911	$748,712	1.24%
DT Midstream, Inc.	Energy	9,749	692,449	1.15%
Tyler Technologies, Inc.	Technology	1,374	690,603	1.15%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	4,268	680,440	1.13%
AppLovin Corp. Class A	Technology	8,112	675,066	1.12%
NortonLifeLock, Inc.	Technology	26,681	666,504	1.11%
Entegris, Inc.	Technology	4,877	660,345	1.10%
Kinsale Capital Group, Inc.	Financials	1,712	659,468	1.10%
Berkshire Hathaway, Inc.	Financials	1,617	657,726	1.09%
Domino's Pizza, Inc.	Consumer staples	1,271	656,297	1.09%
BWX Technologies, Inc.	Capital goods	6,877	653,284	1.09%
Equifax, Inc.	Consumer cyclicals	2,670	647,362	1.08%
Jack Henry & Associates, Inc.	Technology	3,893	646,373	1.07%
IBM Corp.	Technology	3,711	641,775	1.07%
Ross Stores, Inc.	Consumer cyclicals	4,416	641,704	1.07%
Universal Health Services, Inc. Class B	Health care	3,464	640,590	1.06%
Take-Two Interactive Software, Inc.	Technology	3,991	620,488	1.03%
D.R. Horton, Inc.	Consumer cyclicals	4,401	620,243	1.03%
Watsco, Inc.	Consumer staples	1,329	615,555	1.02%
Carnival Corp.	Consumer cyclicals	32,543	609,211	1.01%
Texas Instruments, Inc.	Technology	3,102	603,377	1.00%
Digital Realty Trust, Inc.	Financials	3,961	602,283	1.00%
RPM International, Inc.	Basic materials	5,550	597,649	0.99%
Bunge Global SA	Basic materials	5,361	572,348	0.95%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	29,831	560,523	0.93%
Lithia Motors, Inc.	Consumer cyclicals	2,167	547,050	0.91%
PTC, Inc.	Technology	2,954	536,738	0.89%
Ciena Corp.	Technology	11,117	535,615	0.89%
T Rowe Price Group, Inc.	Financials	4,504	519,305	0.86%
CarMax, Inc.	Consumer cyclicals	6,995	513,018	0.85%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	5,123	509,238	0.85%
Stanley Black & Decker, Inc.	Consumer cyclicals	6,342	506,698	0.84%
Tesla, Inc.	Consumer cyclicals	2,554	505,374	0.84%
NU Holdings, Ltd./Cayman Islands Class A (Brazil)	Financials	39,175	504,965	0.84%
Generac Holdings, Inc.	Capital goods	3,749	495,698	0.82%
Micron Technology, Inc.	Technology	3,701	486,836	0.81%
Amdocs, Ltd.	Technology	5,954	469,866	0.78%
Healthcare Realty Trust, Inc.	Financials	27,058	445,923	0.74%
Wynn Resorts, Ltd.	Consumer cyclicals	4,957	443,660	0.74%
Cooper Cos., Inc. (The)	Health care	5,067	442,370	0.73%
Ovintiv, Inc.	Energy	9,280	434,973	0.72%
Thor Industries, Inc.	Consumer cyclicals	4,648	434,343	0.72%
LPL Financial Holdings, Inc.	Financials	1,543	430,852	0.72%
FTI Consulting, Inc.	Consumer cyclicals	1,989	428,707	0.71%
Atmos Energy Corp.	Utilities and power	3,513	409,774	0.68%
BioMarin Pharmaceutical, Inc.	Health care	4,973	409,427	0.68%
Ball Corp.	Capital goods	6,724	403,546	0.67%
New Fortress Energy, Inc.	Energy	18,043	396,574	0.66%
Royal Gold, Inc.	Basic materials	3,062	383,198	0.64%
Progressive Corp. (The)	Financials	1,806	375,226	0.62%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
AT&T, Inc.	Communication services	25,393	$485,252	0.60%
Holcim AG (Switzerland)	Basic materials	5,449	482,833	0.59%
Exxon Mobil Corp.	Energy	4,173	480,446	0.59%
Deutsche Telekom AG (Germany)	Communication services	19,081	480,170	0.59%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	2,894	480,095	0.59%
Eni SpA (Italy)	Utilities and power	31,194	479,889	0.59%
Weyerhaeuser Co.	Basic materials	16,894	479,617	0.59%
ConocoPhillips	Energy	4,192	479,516	0.59%
George weston, Ltd. (Canada)	Consumer staples	3,326	478,311	0.59%
SS&C Technologies Holdings, Inc.	Technology	7,629	478,116	0.59%
Consolidated Edison, Inc.	Utilities and power	5,345	477,918	0.59%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	Financials	44,791	476,916	0.58%
Loblaw Cos, Ltd. (Canada)	Consumer staples	4,111	476,739	0.58%
Lockheed Martin Corp.	Capital goods	1,018	475,631	0.58%
Automatic Data Processing, Inc.	Consumer cyclicals	1,993	475,592	0.58%
Leidos Holdings, Inc.	Technology	3,240	472,661	0.58%
SSE PLC (United Kingdom)	Utilities and power	20,787	470,225	0.58%
PepsiCo, Inc.	Consumer staples	2,846	469,416	0.58%
Rio Tinto PLC (United Kingdom)	Basic materials	7,137	469,261	0.58%
Iberdrola SA (Spain)	Utilities and power	36,129	469,108	0.58%
Exor NV (Netherlands)	Financials	4,456	466,584	0.57%
ENGIE SA (France)	Utilities and power	32,555	465,263	0.57%
Veralto Corp.	Capital goods	4,820	460,210	0.56%
Verisk Analytics, Inc.	Consumer cyclicals	1,704	459,291	0.56%
BP PLC (United Kingdom)	Energy	75,755	455,061	0.56%
TotalEnergies SE (France)	Energy	6,780	452,931	0.56%
Sekisui Chemical Co., Ltd. (Japan)	Financials	32,241	446,158	0.55%
Smiths Group PLC (United Kingdom)	Capital goods	20,318	437,914	0.54%
CLP Holdings, Ltd. (Hong Kong)	Utilities and power	54,162	437,741	0.54%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	19,569	431,017	0.53%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	33,243	428,401	0.53%
Central Japan Railway Co. (Japan)	Transportation	19,779	427,040	0.52%
Avery Dennison Corp.	Basic materials	1,944	425,055	0.52%
Electronic Arts, Inc.	Technology	2,978	414,891	0.51%
NetApp, Inc.	Technology	3,181	409,684	0.50%
SEI Investments Co.	Financials	6,253	404,498	0.50%
Rio Tinto, Ltd. (Australia)	Basic materials	5,055	401,772	0.49%
Jack Henry & Associates, Inc.	Technology	2,379	395,039	0.48%
Hologic, Inc.	Health care	5,308	394,155	0.48%
Gaming and Leisure Properties, Inc.	Financials	8,709	393,720	0.48%
KDDI Corp. (Japan)	Communication services	14,571	385,335	0.47%
Intact Financial Corp. (Canada)	Financials	2,270	378,231	0.46%
GoDaddy, Inc. Class A	Technology	2,675	373,789	0.46%
McKesson Corp.	Health care	638	372,642	0.46%
Kimberly-Clark Corp.	Consumer cyclicals	2,682	370,588	0.45%
Telenor ASA (Norway)	Communication services	32,421	370,568	0.45%
Colgate-Palmolive Co.	Consumer staples	3,817	370,361	0.45%
Honeywell International, Inc.	Capital goods	1,715	366,156	0.45%
United Overseas Bank, Ltd. (Singapore)	Financials	15,837	366,111	0.45%
Computershare, Ltd. (Australia)	Financials	20,479	360,256	0.44%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Equifax, Inc.	Consumer cyclicals	1,787	$433,280	0.60%
RELX PLC (United Kingdom)	Consumer cyclicals	9,206	423,499	0.59%
Commonwealth Bank of Australia (Australia)	Financials	4,964	422,328	0.59%
Sempra	Utilities and power	5,539	421,307	0.59%
Realty Income Corp.	Financials	7,973	421,143	0.59%
Paychex, Inc.	Technology	3,550	420,888	0.59%
T-Mobile US, Inc.	Communication services	2,381	419,452	0.58%
Keppel, Ltd. (Singapore)	Capital goods	87,469	417,579	0.58%
Southern Co. (The)	Utilities and power	5,373	416,780	0.58%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	19,405	414,851	0.58%
Cellnex Telecom, SA 144A (Spain)	Communication services	12,666	412,269	0.57%
Duke Energy Corp.	Utilities and power	4,081	409,030	0.57%
Hermes International (France)	Consumer cyclicals	178	408,469	0.57%
Heineken NV (Netherlands)	Consumer staples	4,199	406,423	0.57%
Pernod Ricard SA (France)	Consumer staples	2,985	405,389	0.56%
Visa, Inc. Class A	Financials	1,532	402,075	0.56%
EssilorLuxottica SA (France)	Health care	1,855	399,970	0.56%
Occidental Petroleum Corp.	Energy	6,318	398,223	0.55%
Westlake Corp.	Basic materials	2,699	390,811	0.54%
Telus Corp. (Canada)	Communication services	25,723	389,324	0.54%
Singapore Telecommunications, Ltd. (Singapore)	Communication services	191,808	389,206	0.54%
AXA SA (France)	Financials	11,723	384,080	0.53%
CenterPoint Energy, Inc.	Utilities and power	12,376	383,406	0.53%
Magna International, Inc. (Canada)	Consumer cyclicals	8,867	371,568	0.52%
Allianz SE (Germany)	Financials	1,325	368,396	0.51%
London Stock Exchange Group PLC (United Kingdom)	Financials	3,093	367,470	0.51%
Wilmar International, Ltd. (Singapore)	Basic materials	160,641	367,451	0.51%
Orange SA (France)	Communication services	35,619	357,086	0.50%
Kubota Corp. (Japan)	Capital goods	25,440	355,843	0.50%
Erste Group Bank AG (Czech Republic)	Financials	7,491	355,159	0.49%
Martin Marietta Materials, Inc.	Basic materials	630	341,068	0.47%
FirstEnergy Corp.	Utilities and power	8,840	338,310	0.47%
Ameren Corp.	Utilities and power	4,736	336,747	0.47%
Waste Connections, Inc.	Capital goods	1,920	336,686	0.47%
Infrastrutture Wireless Italiane SpA (Italy)	Basic materials	32,012	334,509	0.47%
Alexandria Real Estate Equities, Inc.	Financials	2,814	329,158	0.46%
Snam SpA (Italy)	Utilities and power	73,545	325,612	0.45%
Metso Oyj (Finland)	Capital goods	30,351	321,513	0.45%
Persimmon PLC (United Kingdom)	Financials	18,633	318,455	0.44%
Straumann Holding AG (Switzerland)	Health care	2,536	314,080	0.44%
STERIS PLC	Health care	1,420	311,707	0.43%
Entegris, Inc.	Technology	2,284	309,287	0.43%
SIG Combibloc Group AG (Switzerland)	Basic materials	16,873	308,885	0.43%
Blackstone, Inc.	Financials	2,494	308,786	0.43%
Moody's Corp.	Consumer cyclicals	732	307,992	0.43%
S&P Global, Inc.	Consumer cyclicals	687	306,303	0.43%
Taylor Wimpey PLC (United Kingdom)	Consumer cyclicals	169,586	304,732	0.42%
Kering SA (France)	Consumer cyclicals	839	304,314	0.42%
Barratt Developments PLC (United Kingdom)	Financials	50,727	302,794	0.42%
Essential Utilities, Inc.	Utilities and power	8,081	301,680	0.42%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	CCC-/P	$58,422	$174,055	$45,185	5/11/63	500 bp — Monthly	$13,382
	CMBX NA BB.7 Index	CCC/P	25,843	81,240	26,565	1/17/47	500 bp — Monthly	(667)
	CMBX NA BB.7 Index	CCC/P	182,039	429,312	140,385	1/17/47	500 bp — Monthly	42,012
	CMBX NA BB.9 Index	B-/P	18,509	44,000	17,305	9/17/58	500 bp — Monthly	1,241
	CMBX NA BBB-.10 Index	BB/P	27,952	93,000	17,698	11/17/59	300 bp — Monthly	10,301
	CMBX NA BBB-.7 Index	B-/P	52,964	302,757	53,497	1/17/47	300 bp — Monthly	(382)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	(189)	36,000	2,718	12/16/72	200 bp — Monthly	(2,895)
	CMBX NA A.7 Index	B-/P	9,165	58,401	10,092	1/17/47	200 bp — Monthly	(907)
	CMBX NA BB.10 Index	B-/P	4,975	62,000	25,395	5/11/63	500 bp — Monthly	(20,369)
	CMBX NA BBB-.8 Index	B+/P	5,302	34,000	3,380	10/17/57	300 bp — Monthly	1,939
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	2,650	21,000	1,586	12/16/72	200 bp — Monthly	1,071
	CMBX NA BB.6 Index	CCC-/P	52,514	152,816	39,671	5/11/63	500 bp — Monthly	12,970

Upfront premium received			440,335		Unrealized appreciation			82,916

Upfront premium (paid)			(189)		Unrealized (depreciation)			(25,220)

	Total		$440,146				Total	$57,696
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2024. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,550)	$58,401	$10,092	1/17/47	(200 bp) — Monthly	$8,523
	CMBX NA BB.10 Index	(185,627)	400,000	163,840	11/17/59	(500 bp) — Monthly	(22,120)
	CMBX NA BB.10 Index	(59,242)	147,000	60,211	11/17/59	(500 bp) — Monthly	847
	CMBX NA BB.10 Index	(58,839)	146,000	59,802	11/17/59	(500 bp) — Monthly	841
	CMBX NA BB.10 Index	(31,031)	77,000	31,539	11/17/59	(500 bp) — Monthly	444
	CMBX NA BB.6 Index	(68,414)	268,335	69,660	5/11/63	(500 bp) — Monthly	1,059
	CMBX NA BB.7 Index	(33,863)	106,452	34,810	1/17/47	(500 bp) — Monthly	873
	CMBX NA BB.8 Index	(13,095)	36,546	13,157	10/17/57	(500 bp) — Monthly	36
	CMBX NA BBB-.12 Index	(30,366)	107,000	22,438	8/17/61	(300 bp) — Monthly	(7,981)
	CMBX NA BBB-.8 Index	(17,772)	92,000	9,145	10/17/57	(300 bp) — Monthly	(8,673)
	Goldman Sachs International
	CMBX NA BB.10 Index	(9,008)	20,000	8,192	11/17/59	(500 bp) — Monthly	(832)
	CMBX NA BB.6 Index	(16,839)	50,248	13,044	5/11/63	(500 bp) — Monthly	(3,837)
	CMBX NA BB.7 Index	(100,563)	246,521	80,613	1/17/47	(500 bp) — Monthly	(20,155)
	CMBX NA BB.8 Index	(46,139)	108,677	39,124	10/17/57	(500 bp) — Monthly	(7,106)
	CMBX NA BBB-.12 Index	(71,204)	270,000	56,619	8/17/61	(300 bp) — Monthly	(14,720)
	CMBX NA BBB-.7 Index	(1,432)	8,436	1,491	1/17/47	(300 bp) — Monthly	54
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(8,237)	8,288	2,152	5/11/63	(500 bp) — Monthly	(6,092)
	CMBX NA BB.7 Index	(93,524)	133,766	43,741	1/17/47	(500 bp) — Monthly	(49,894)
	CMBX NA BBB-.7 Index	(116,208)	231,989	40,992	1/17/47	(300 bp) — Monthly	(75,331)
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,080)	142,000	58,163	11/17/59	(500 bp) — Monthly	49,965
	CMBX NA BBB-.10 Index	(16,900)	78,000	14,843	11/17/59	(300 bp) — Monthly	(2,096)
	CMBX NA BBB-.7 Index	(5,409)	30,932	5,466	1/17/47	(300 bp) — Monthly	42
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(98,236)	207,000	84,787	11/17/59	(500 bp) — Monthly	(13,621)
	CMBX NA BB.7 Index	(10,281)	23,812	7,786	1/17/47	(500 bp) — Monthly	(2,514)
	CMBX NA BB.8 Index	(14,055)	30,776	11,079	10/17/57	(500 bp) — Monthly	(3,001)
	CMBX NA BB.9 Index	(18,635)	44,000	17,305	9/17/58	(500 bp) — Monthly	(1,367)
	CMBX NA BBB-.10 Index	(4,850)	15,000	2,855	11/17/59	(300 bp) — Monthly	(2,003)
	CMBX NA BBB-.12 Index	(73,797)	232,000	48,650	8/17/61	(300 bp) — Monthly	(25,263)
	CMBX NA BBB-.7 Index	(8,835)	31,401	5,548	1/17/47	(300 bp) — Monthly	(3,302)
	CMBX NA BBB-.8 Index	(56,197)	273,000	27,136	10/17/57	(300 bp) — Monthly	(30,337)

Upfront premium received		—			Unrealized appreciation		62,684

Upfront premium (paid)		(1,278,228)			Unrealized (depreciation)		(300,245)

	Total	$(1,278,228)				Total	$(237,561)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 42 Index	B+/P	$(893,956)	$13,114,000	$822,904	6/20/29	500 bp — Quarterly	$(51,018)
	CDX NA IG Series 42 Index	BBB+/P	(2,603,096)	117,100,000	2,392,353	6/20/29	100 bp — Quarterly	(174,961)

	Total		$(3,497,052)					$(225,979)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2024. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
CVR	Contingent Value Rights
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2023 through June 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,029,941,892.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/24
Short-term investments
	Putnam Short Term Investment Fund Class P*	$18,519,993	$261,556,781	$157,640,164	$2,117,519	$122,436,610

	Total Short-term investments	$18,519,993	$261,556,781	$157,640,164	$2,117,519	$122,436,610
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $14,039,426.
(FWC)	Forward commitment, in part or in entirety (Note 1).
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund uses options contracts for hedging against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund uses futures contracts for managing exposure to market risk, for hedging prepayment risk, for hedging interest rate risk, for gaining exposure to interest rates and for equitizing cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging interest rate risk, for gaining exposure on interest rates and for hedging prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $1,575,368 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for managing exposure to specific sectors or industries, for managing exposure to specific securities, for gaining exposure to a basket of securities, for gaining exposure to specific markets or countries and for gaining exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $3,734,176 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $41,362 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$45,362,270	$20,432,193	$—
Capital goods	47,802,723	11,548,291	—
Communication services	27,921,548	2,190,279	—
Conglomerates	11,454,637	5,738,620	—
Consumer cyclicals	202,508,125	28,058,198	—
Consumer staples	59,976,975	18,539,708	—
Energy	40,011,647	10,255,482	—
Financials	138,421,500	43,082,114	—
Health care	141,739,374	28,004,562	8,448
Technology	435,521,350	25,528,174	—
Transportation	24,153,070	2,864,283	—
Utilities and power	29,337,956	5,399,184	—

Total common stocks	1,204,211,175	201,641,088	8,448
Asset-backed securities	—	1,904,849	—
Collateralized loan obligations	—	23,157,619	—
Convertible bonds and notes	—	568,575	—
Convertible preferred stocks	—	191,975	—
Corporate bonds and notes	—	256,802,055	—
Foreign government and agency bonds and notes	—	13,522,520	—
Mortgage-backed securities	—	60,865,903	—
Purchased options outstanding	—	346,159	—
Senior loans	—	6,571,733	—
U.S. government and agency mortgage obligations	—	274,829,995	—
U.S. treasury obligations	—	225,408	—
Short-term investments	1,596,000	161,897,636	—

Totals by level	$1,205,807,175	$1,002,525,515	$8,448
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$505,870	$—
Futures contracts	1,729,884	—	—
Written options outstanding	—	(100,988)	—
TBA sale commitments	—	(67,922,709)	—
Interest rate swap contracts	—	166,542	—
Total return swap contracts	—	608,249	—
Credit default contracts	—	3,929,290	—

Totals by level	$1,729,884	$(62,813,746)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$21,000
Written equity option contracts (contract amount)	$12,000
Futures contracts (number of contracts)	3,000
Forward currency contracts (contract amount)	$80,300,000
Centrally cleared interest rate swap contracts (notional)	$293,800,000
OTC total return swap contracts (notional)	$266,400,000
OTC credit default contracts (notional)	$5,700,000
Centrally cleared credit default contracts (notional)	$105,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com